UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 5883

Dreyfus Index Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus International Stock Index Fund

ANNUAL REPORT October 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Fund Performance

7	Understanding Your Fund s Expenses

7	Comparing Your Fund s Expenses With Those of Other Funds

8	Statement of Investments

38	Statement of Financial Futures

39	Statement of Assets and Liabilities

40	Statement of Operations

41	Statement of Changes in Net Assets

42	Financial Highlights

43	Notes to Financial Statements

58	Report of Independent Registered Public Accounting Firm

59	Important Tax Information

60	Board Members Information

63	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus International Stock Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus International Stock Index Fund, covering the 12-month period from November 1, 2008, through October 31, 2009.

Recent reports of positive economic growth in the United States , European and Asian markets may have signaled the end of the deep global recession that technically began here in the U.S. in late 2007. Signs that the world economies finally have turned a corner include inventory rebuilding among manufacturers, improvements in domestic housing, and more robust consumer spending. These developments helped fuel a sustained worldwide stock rally since the early spring, with the most beaten-down securities in less developed nations generally leading the rebound. Higher-quality stocks within more developed markets have participated in the rally, but have so far lagged on a relative performance basis.

In our judgment, the global financial markets currently appear poised to enter into a new phase in which underlying fundamentals, such as sound capital and financial structures and not bargain hunting are likely to drive investment returns. Of course, the best strategy for your portfolio depends not only on your view of the global economy s direction, but on your current financial needs, future goals and attitudes toward risk. Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the risk that may accompany unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through October 31, 2009, as provided by Karen Q.Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2009, Dreyfus International Stock Index Fund produced a total return of 25.13%.1 This compares with a 27.71% total return for the fund s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Index (the MSCI EAFE Index or the Index ), during the same period.2

International stocks fell sharply over the first four months of an especially volatile reporting period, but they went on to recover all of those losses and more during a rally that began in March 2009 and continued through the reporting period s end.The fund s returns reflect transaction costs and operating expenses that are not reflected in the Index s return.

The Fund s Investment Approach

The fund seeks to match the performance of the MSCI EAFE Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada.The fund attempts to match the Index s return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Index.The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund s currency profile matches the currency makeup of the MSCI EAFE Index.

International Equities Posted Impressive Gains in Rally

The reporting period saw both staggering losses and impressive gains, as international stocks lost considerable value over the first four months of the reporting period, only to rebound sharply during its final eight months.The rally erased all of the reporting period s early losses and went on to record substantial gains.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

When the reporting period began, investor sentiment was depressed by a global economic recession characterized by rising unemployment rates, plummeting housing prices and dampened consumer spending. At the same time, the world was in the grip of a financial crisis that nearly led to the collapse of the global banking system.The effects of the financial crisis were particularly severe among European banks, which reported massive write-downs among assets tied to troubled U.S. housing markets. In this environment, all countries and market sectors tracked by the Index posted negative absolute returns.

In early March, investor sentiment suddenly reversed as the international equity markets mirrored a strong rally occurring in the United States.The rebound was led primarily by stocks that had been severely beaten down during the downturn. International stock markets generally outperformed their U.S. counterparts in the rally, and large-cap international stocks significantly outperformed their smaller-cap counterparts. Gains within the emerging markets were especially robust, with all regions posting at least double-digit returns.

All but one of the 21 countries tracked by the Index posted positive absolute returns, and all 10 of the Index s economic sectors recorded double-digit returns, a testament to the depth and breadth of the rally. Geographically, the Index s better performing countries included the United Kingdom,Australia, France, Spain and Germany. Ireland, Finland and Austria generally lagged market averages. From a market sector standpoint, stocks in the financials, materials, industrials and consumer discretionary sectors performed relatively well, while returns in the utilities sector were more modest.

In this favorable investment environment,an impressive 69 of the Index s individual stocks posted triple-digit returns, while only a handful of stocks produced double-digit negative returns. For example, the Index s better performing stocks for the reporting period included two metals-and-mining companies, Kazakhmys and Eurasian Natural Resources Corp., located in the United Kingdom. Three financial stocks posted solid gains, including Fortis, a financial services and insurance giant in Belgium, and two Hong Kong real estate and development firms, New World Development and The Wharf (Holdings) Ltd. Hotelier. Genting International in Singapore and Hong Kong marine shipping giant Orient Overseas (International) also fared well due to robust sales in its Asia/Pacific base.

On the other hand, the vast majority of the Index s declines stemmed from the financials sector, where banks in Ireland proved particularly disappointing, including Anglo Irish Bank, Bank of Ireland and Allied Irish Banks. Other notable detractors included investment management firms KBC Groep (formerly Almancora) and Babcock & Brown, located in Belgium and Australia, respectively.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the MSCI EAFE Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single country, industry group or holding.

November 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus International Stock Index Fund and the Morgan Stanley Capital International Europe, Australasia, Far East Free Index

Average Annual Total Returns as of 10/31/09
	1 Year	5 Years	10 Years

Fund	25.13%	4.45%	1.17%

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

Expenses paid per $1,000†	$ 3.48
Ending value (after expenses)	$1,303.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

Expenses paid per $1,000†	$ 3.06
Ending value (after expenses)	$1,022.18

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS October 31, 2009

Common Stocks 96.9%	Shares	Value ($)

Australia 8.0%
AGL Energy	24,804	307,047
Alumina	132,098	193,202
Amcor	64,835	334,477
AMP	112,341	589,057
Aristocrat Leisure	22,601	89,765
Arrow Energy	34,661 [a]	125,940
Asciano Group	140,393 [a]	190,243
ASX	9,522	286,308
Australia & New Zealand Banking Group	128,362	2,620,901
AXA Asia Pacific Holdings	51,290	191,726
Bendigo and Adelaide Bank	20,652	167,185
BHP Billiton	184,275	6,074,286
Billabong International	9,556	87,197
BlueScope Steel	102,901	271,339
Boral	31,989	163,414
Brambles	76,555	480,960
Caltex Australia	5,748 [a]	52,461
CFS Retail Property Trust	94,834	162,410
Coca-Cola Amatil	30,901	294,231
Cochlear	2,820	162,229
Commonwealth Bank of Australia	83,510	3,859,053
Computershare	24,153	234,699
Crown	24,659	178,723
CSL	32,682	922,292
CSR	81,884	138,957
Dexus Property Group	214,225	152,422
Energy Resources of Australia	2,999	62,166
Fairfax Media	105,828	150,601
Fortescue Metals Group	65,748 [a]	220,632
Foster s Group	107,931	527,839
Goodman Fielder	84,351	121,146
Goodman Group	288,092	158,409
GPT Group	439,931	228,097
Harvey Norman Holdings	31,092	110,006
Incitec Pivot	86,213	201,071
Insurance Australia Group	107,784	361,659

Common Stocks (continued)	Shares	Value ($)

Australia (continued)
James Hardie Industries-CDI	26,587 [a]	169,192
Leighton Holdings	8,503	269,301
Lend Lease	25,435	210,039
Macquarie Group	16,554	721,843
Macquarie Infrastructure Group	128,485	165,874
Map Group	41,877	107,614
Map Group (Rights)	3,807 [a]	1,961
Metcash	38,859	164,250
Mirvac Group	131,982	173,720
National Australia Bank	105,576	2,783,746
Newcrest Mining	26,203	748,413
Nufarm	10,738	110,240
OneSteel	73,726	200,522
Orica	19,095	407,335
Origin Energy	48,750	694,953
OZ Minerals	164,157 [a]	172,919
Paladin Energy	33,468 [a]	122,072
Perpetual	2,276	74,883
Qantas Airways	65,555	161,594
QBE Insurance Group	55,505	1,121,441
Rio Tinto	23,558	1,313,241
Santos	45,694	609,073
Sims Metal Management	7,686	137,652
Sonic Healthcare	20,859	259,269
SP Ausnet	62,635	49,141
Stockland	121,426	404,566
Suncorp-Metway	68,860	537,823
TABCORP Holdings	33,673	214,642
Tatts Group	58,928	130,828
Telstra	238,749	714,002
Toll Holdings	34,516	261,672
Transurban Group	63,094	257,104
Wesfarmers	54,732	1,353,691
Wesfarmers-PPS	8,823	221,856
Westfield Group	113,255	1,216,991
Westpac Banking	160,076	3,741,988

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Australia (continued)
Woodside Petroleum	27,472	1,158,693
Woolworths	67,798	1,740,782
WorleyParsons	8,855	206,472
		43,583,548
Austria .3%
Erste Group Bank	9,685	392,967
OMV	8,174	339,015
Raiffeisen International Bank Holding	3,091	182,972
Telekom Austria	17,644	290,266
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	4,433	200,079
Vienna Insurance Group	2,207	125,010
Voestalpine	5,954	205,126
		1,735,435
Belgium 1.0%
Anheuser-Busch InBev	39,774	1,878,197
Anheuser-Busch InBev (STRIP)	12,680 [a]	94
Belgacom	8,421	316,831
Colruyt	821	196,056
Compagnie Nationale a Portefeuille	1,980	103,870
Delhaize Group	5,546	378,047
Dexia	30,228 [a]	253,327
Fortis	122,153 [a]	532,040
Fortis (Rights)	88,615 [a]	0
Groupe Bruxelles Lambert	4,421	391,704
Groupe Bruxelles Lambert (STRIP)	236 [a]	3
KBC Groep	9,065 [a]	392,153
Mobistar	1,807	124,708
Solvay	3,347	330,127
UCB	5,219	223,850
Umicore	6,361	194,746
		5,315,753
China .0%
Foxconn International Holdings	83,000 [a]	73,503
Denmark .9%
AP Moller Maersk, Cl. A	30	201,622
AP Moller Maersk, Cl. B	60	413,949

Common Stocks (continued)	Shares	Value ($)

Denmark (continued)
Carlsberg, Cl. B	6,007	425,150
Coloplast, Cl. B	1,443	118,579
Danske Bank	24,740 [a]	575,081
DSV	12,099 [a]	190,212
H Lundbeck	2,653	51,676
Novo Nordisk, Cl. B	24,699	1,542,433
Novozymes, Cl. B	2,420	223,332
Topdanmark	849 [a]	123,039
TrygVesta	1,123	81,485
Vestas Wind Systems	11,037 [a]	784,434
William Demant Holding	1,278 [a]	91,592
		4,822,584
Finland 1.1%
Elisa	7,550	146,932
Fortum	24,140	574,507
Kesko, Cl. B	3,623	121,237
Kone, Cl. B	8,719	327,400
Metso	7,011	197,060
Neste Oil	6,406	113,988
Nokia	204,761	2,607,247
Nokian Renkaat	5,217	111,920
Orion, Cl. B	4,426	84,437
Outokumpu	5,850	97,448
Pohjola Bank	9,841	110,061
Rautaruukki	4,060	83,385
Sampo, Cl. A	22,967	553,030
Sanoma	4,669	86,662
Stora Enso, Cl. R	33,336 [a]	253,797
UPM-Kymmene	28,870	348,437
Wartsila	4,284	156,061
		5,973,609
France 10.0%
Accor	8,038	387,514
Aeroports de Paris	1,537	117,311
Air France	7,338 [a]	113,249
Air Liquide	13,793	1,493,753

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

France (continued)
Alcatel-Lucent	128,316 [a]	486,562
Alstom	10,894	760,680
Atos Origin	2,389 [a]	112,584
AXA	86,324	2,167,143
BioMerieux	882	98,408
BNP Paribas	50,582	3,839,772
Bouygues	12,444	590,289
Bureau Veritas	2,381	131,739
Cap Gemini	8,064	376,096
Carrefour	35,009	1,511,912
Casino Guichard Perrachon	3,007	240,379
Christian Dior	3,498	350,853
Cie de Saint-Gobain	19,994	982,501
Cie Generale d Optique Essilor International	10,922	614,781
Cie Generale de Geophysique-Veritas	8,008 [a]	159,567
CNP Assurances	2,037	197,671
Compagnie Generale des Etablissements Michelin, Cl. B	7,919	590,630
Credit Agricole	48,308	934,072
Dassault Systemes	3,726	216,135
EDF	13,178	738,851
Eiffage	2,009	110,089
Eramet	324	101,800
Eurazeo	1,602	101,378
Eutelsat Communications	4,821	153,999
Fonciere des Regions	1,404	155,468
France Telecom	100,723	2,505,592
GDF Suez	66,374	2,791,535
Gecina	908	97,209
Groupe Danone	30,328	1,832,630
Hermes International	2,881	402,930
ICADE	941	99,506
Iliad	988	107,436
Imerys	1,905	105,121
Ipsen	1,640	83,916
JC Decaux	4,335 [a]	88,074
Klepierre	5,270	219,467
L Oreal	12,947	1,330,880

Common Stocks (continued)	Shares	Value ($)

France (continued)
Lafarge	10,818	885,060
Lagardere	6,172	280,525
Legrand	5,117	139,673
LVMH Moet Hennessy Louis Vuitton	13,534	1,410,790
M6-Metropole Television	3,249	78,689
Natixis	52,231 [a]	295,926
Neopost	1,569	138,019
PagesJaunes Groupe	6,051	74,504
Pernod-Ricard	10,506	880,305
Peugeot	7,803 [a]	256,220
PPR	4,167	457,180
Publicis Groupe	6,530	249,538
Renault	10,155 [a]	458,485
Safran	9,522	154,541
Sanofi-Aventis	57,838	4,245,089
Schneider Electric	12,625	1,322,741
SCOR	8,689	222,109
Societe BIC	1,432	99,916
Societe Des Autoroutes Paris-Rhin-Rhone	1,152 [a]	86,940
Societe Generale	25,609	1,714,672
Societe Generale (Rights)	25,609 [a]	112,599
Societe Television Francaise 1	6,190	97,769
Sodexo	5,273	302,721
Suez Environnement	14,917	333,110
Technip	5,860	370,314
Thales	5,117	249,297
Total	117,175	7,025,210
Unibail-Rodamco	4,417	983,750
Vallourec	2,855	453,676
Veolia Environnement	21,010	690,507
Vinci	23,354	1,227,725
Vivendi	64,550	1,801,468
		54,598,550
Germany 7.4%
Adidas	10,594	492,373
Allianz	24,923	2,869,734
BASF	50,802	2,735,884

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Germany (continued)
Bayer	42,055	2,930,621
Bayerische Motoren Werke	17,944	881,500
Beiersdorf	5,026	310,714
Celesio	4,321	107,681
Commerzbank	39,753 [a]	416,440
Daimler	49,650	2,423,309
Deutsche Bank	32,604	2,383,869
Deutsche Boerse	10,557	858,566
Deutsche Lufthansa	11,799	182,793
Deutsche Post	45,924	778,884
Deutsche Postbank	4,595 [a]	142,984
Deutsche Telekom	156,152	2,140,362
E.ON	104,447	4,020,630
Fraport AG Frankfurt Airport Services Worldwide	2,261	106,752
Fresenius	1,371	68,493
Fresenius Medical Care & Co.	10,412	506,190
GEA Group	7,860	148,790
Hamburger Hafen und Logistik	1,184	46,294
Hannover Rueckversicherung	3,028 [a]	136,889
HeidelbergCement	6,888	413,934
Henkel & Co.	7,334	288,270
Hochtief	2,305	174,501
Infineon Technologies	61,221 [a]	276,857
K+S	8,120	445,440
Linde	8,414	886,266
MAN	5,797	478,807
Merck	3,653	344,463
Metro	6,418	357,566
Muenchener Rueckversicherungs	11,383	1,807,817
Puma	351	107,575
RWE	23,068	2,031,928
Salzgitter	2,195	198,332
SAP	47,242	2,146,857
Siemens	45,211	4,100,449
Solarworld	4,122	89,524
Suedzucker	4,185	86,817

Common Stocks (continued)	Shares	Value ($)

Germany (continued)
ThyssenKrupp	18,199	588,052
TUI	7,370 [a]	51,271
United Internet	5,912 [a]	77,284
Volkswagen	4,769	778,509
Wacker Chemie	906	130,842
		40,551,113
Greece .7%
Alpha Bank	19,547 [a]	383,291
Bank of Cyprus Public	29,985	241,115
Coca-Cola Hellenic Bottling	10,464	276,360
EFG Eurobank Ergasias	16,597 [a]	266,919
Hellenic Petroleum	6,087	74,543
Hellenic Telecommunications Organization	13,152	223,159
Marfin Investment Group	31,997 [a]	129,355
National Bank of Greece	32,853 [a]	1,225,880
OPAP	12,668	325,223
Piraeus Bank	16,634 [a]	290,830
Public Power	6,826 [a]	140,496
Titan Cement	3,357	117,338
		3,694,509
Hong Kong 2.3%
ASM Pacific Technology	12,500	96,976
Bank of East Asia	77,750	271,537
BOC Hong Kong Holdings	202,000	465,051
Cathay Pacific Airways	63,000 [a]	101,381
Cheung Kong Holdings	75,000	950,205
Cheung Kong Infrastructure Holdings	20,000	71,299
Chinese Estates Holdings	44,000	75,420
CLP Holdings	110,788	742,092
Esprit Holdings	63,100	413,081
Hang Lung Group	46,000	230,794
Hang Lung Properties	113,000	425,891
Hang Seng Bank	41,500	588,873
Henderson Land Development	58,762	414,293
Hong Kong & China Gas	217,483	518,515
Hong Kong Aircraft Engineering	4,400	51,822

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Hong Kong (continued)
Hong Kong Exchanges & Clearing	56,500	993,249
HongKong Electric Holdings	76,000	406,026
Hopewell Holdings	33,000	104,160
Hutchison Whampoa	115,800	810,685
Hysan Development	39,000	114,997
Kerry Properties	40,500	227,361
Li & Fung	120,600	499,406
Lifestyle International Holdings	22,000	35,481
Link REIT	120,500	273,006
Mongolia Energy	126,000 [a]	53,122
MTR	73,500	259,641
New World Development	138,191	296,197
NWS Holdings	37,000	70,323
Orient Overseas International	14,800	72,030
PCCW	167,000	40,956
Shangri-La Asia	73,000	140,104
Sino Land	90,664	172,850
Sun Hung Kai Properties	76,699	1,163,217
Swire Pacific, Cl. A	43,000	524,969
Television Broadcasts	13,000	61,454
Wharf Holdings	77,192	415,005
Wheelock & Co.	49,000	156,249
Wing Hang Bank	10,500	102,056
Yue Yuen Industrial Holdings	39,800	110,540
		12,520,314
Ireland .2%
Anglo Irish Bank	35,225 [a,b]	19,726
CRH	38,336	941,714
Elan	25,006 [a]	133,191
Kerry Group, Cl. A	7,193	213,850
Ryanair Holdings	4,000 [a]	17,410
		1,325,891
Italy 3.4%
A2A	55,689	103,283
ACEA	3,790	44,568
Assicurazioni Generali	66,038	1,671,996
Atlantia	14,220	337,792

Common Stocks (continued)	Shares	Value ($)

Italy (continued)
Autogrill	6,976 [a]	78,945
Banca Carige	32,548	92,252
Banca Monte dei Paschi di Siena	112,962	215,670
Banca Popolare di Milano Scarl	20,979	156,934
Banco Popolare	36,217 [a]	316,877
Enel	362,548	2,169,104
ENI	143,123	3,570,895
EXOR	4,104	81,564
Fiat	41,827 [a]	627,010
Finmeccanica	22,299	376,388
Fondiaria-Sai	3,923	71,947
Intesa Sanpaolo	424,635 [a]	1,801,265
Intesa Sanpaolo-RSP	47,999	157,575
Italcementi	4,571	66,195
Lottomatica	2,408	51,588
Luxottica Group	6,995 [a]	170,602
Mediaset	37,511	245,042
Mediobanca	26,763	342,948
Mediobanca (Warrants 3/18/11)	25,489 [a]	0
Mediolanum	14,252	90,946
Parmalat	95,993	267,261
Pirelli & C	100,796 [a]	56,959
Prysmian	5,280	93,406
Saipem	14,523	431,559
Saras	18,185	59,364
Snam Rete Gas	78,433	381,889
Telecom Italia	543,750	868,864
Telecom Italia-RSP	333,781	369,604
Terna Rete Elettrica Nazionale	72,873	290,036
UniCredit	776,873 [a]	2,624,881
Unione di Banche Italiane	32,249	463,208
Unipol Gruppo Finanziario	44,236 [a]	64,485
		18,812,902
Japan 20.2%
77 Bank	17,000	97,956
ABC-Mart	1,600	45,990
Acom	2,736	34,455

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Advantest	9,200	200,691
Aeon	35,500	314,692
Aeon Credit Service	3,960	37,657
AEON Mall	3,900	82,080
Aioi Insurance	24,000	104,855
Aisin Seiki	9,900	247,890
Ajinomoto	36,800	342,784
Alfresa Holdings	1,900	82,249
All Nippon Airways	48,000	132,265
Amada	20,000	122,006
Aozora Bank	47,959	55,495
Asahi Breweries	21,500	379,834
Asahi Glass	56,800	470,479
Ashai Kasei	69,900	342,827
Asics	9,000	78,807
Astellas Pharma	24,579	894,844
Bank of Kyoto	17,000	154,211
Bank of Yokohama	69,000	333,008
Benesse Holdings	3,800	167,589
Bridgestone	34,000	554,236
Brother Industries	12,900	145,002
Canon	58,750	2,192,344
Canon Marketing Japan	4,500	72,202
Casio Computer	13,100	94,660
Central Japan Railway	85	564,355
Chiba Bank	43,000	261,592
Chubu Electric Power	35,900	800,398
Chugai Pharmaceutical	12,828	251,123
Chugoku Bank	9,000	120,316
Chugoku Electric Power	15,700	317,110
Chuo Mitsui Trust Holdings	52,380	188,590
Citizen Holdings	17,800	99,977
COCA-COLA WEST	2,700	49,913
Cosmo Oil	36,000	93,332
Credit Saison	8,800	98,371
Dai Nippon Printing	30,800	381,146

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Daicel Chemical Industries	15,000	90,001
Daido Steel	14,200	48,113
Daihatsu Motor	9,000	92,373
Daiichi Sankyo	36,583	719,913
Daikin Industries	12,800	433,788
Dainippon Sumitomo Pharma	9,000	92,342
Daito Trust Construction	4,200	174,615
Daiwa House Industry	26,400	278,457
Daiwa Securities Group	89,000	470,363
Dena	11	37,640
Denki Kagaku Kogyo Kabushiki Kaisha	27,600	100,748
Denso	26,400	717,121
Dentsu	9,200	194,257
DIC	23,000	37,552
Dowa Holdings	16,000	91,359
Dowa Holdings (Rights)	7,000 [a]	0
East Japan Railway	18,400	1,172,727
Eisai	13,800	486,289
Electric Power Development	7,680	238,300
Elpida Memory	7,700 [a]	98,747
FamilyMart	3,000	88,832
Fanuc	10,400	868,678
Fast Retailing	2,500	410,956
Fuji Electric Holdings	38,000	69,754
Fuji Heavy Industries	37,000	142,145
Fuji Media Holdings	11	16,040
FUJIFILM Holdings	26,500	757,298
Fujitsu	103,800	600,171
Fukuoka Financial Group	40,000	144,298
Furukawa Electric	35,000	131,298
GS Yuasa	21,000	178,899
Gunma Bank	22,000	113,827
Hachijuni Bank	19,000	110,720
Hakuhodo DY Holdings	1,170	58,566
Hankyu Hashin Holdings	62,000	275,328
Hikari Tsushin	1,300	24,398

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Hino Motors	10,000	36,163
Hirose Electric	1,600	164,887
Hiroshima Bank	30,000	113,965
Hisamitsu Pharmaceutical	3,400	115,824
Hitachi	183,900	589,789
Hitachi Chemical	6,300	124,915
Hitachi Construction Machinery	6,600	152,269
Hitachi High-Technologies	3,900	64,200
Hitachi Metals	10,000	94,363
Hokkaido Electric Power	9,600	184,341
Hokuhoku Financial Group	62,000	132,283
Hokuriku Electric Power	10,000	227,899
Honda Motor	90,820	2,794,638
HOYA	22,600	492,193
Ibiden	7,100	250,953
Idemitsu Kosan	1,100	79,798
IHI	73,000 [a]	136,194
INPEX	45	366,143
Isetan Mitsukoshi Holdings	20,020	188,916
Isuzu Motors	69,000	142,709
Ito En	3,300	55,659
ITOCHU	84,500	524,961
Itochu Techno-Solutions	1,400	38,215
Iyo Bank	14,000	124,953
J Front Retailing	26,800	125,802
Jafco	1,600	42,550
Japan Airlines	39,600 [a]	50,571
Japan Petroleum Exploration	1,400	69,593
Japan Prime Realty Investment	36	78,204
Japan Real Estate Investment	22	175,451
Japan Retail Fund Investment	17	80,248
Japan Steel Works	17,000	185,741
Japan Tobacco	244	676,302
JFE Holdings	26,560	850,525
JGC	11,000	210,077
Joyo Bank	37,462	163,013

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
JS Group	14,324	232,930
JSR	9,100	176,158
JTEKT	10,800	113,560
Jupiter Telecommunications	142	129,717
Kajima	50,800	118,727
Kamigumi	15,400	113,604
Kaneka	16,000	103,697
Kansai Electric Power	41,299	892,642
Kansai Paint	11,000	91,919
Kao	29,000	647,751
Kawasaki Heavy Industries	71,000	175,158
Kawasaki Kisen Kaisha	33,000 [a]	119,655
KDDI	158	834,874
Keihin Electric Express Railway	22,000	174,418
Keio	31,000	194,509
Keisei Electric Railway	17,000	95,066
Keyence	2,305	454,794
Kikkoman	8,000	91,029
Kinden	6,000	48,583
Kintetsu	89,354	314,579
Kirin Holdings	45,000	734,149
Kobe Steel	138,000	248,062
Komatsu	51,400	993,264
Konami	5,200	93,332
Konica Minolta Holdings	25,000	231,887
Kubota	60,000	462,873
Kuraray	17,500	179,647
Kurita Water Industries	5,800	178,354
Kyocera	8,800	732,362
Kyowa Hakko Kirin	14,705	169,563
Kyushu Electric Power	20,800	423,056
Lawson	3,800	168,727
Leopalace21	7,200 [a]	38,518
Mabuchi Motor	1,500	71,212
Makita	6,500	216,110
Marubeni	91,000	451,220

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Marui Group	14,100	79,919
Maruichi Steel Tube	2,000	36,980
Matsui Securities	8,000	56,423
Mazda Motor	46,000	102,098
McDonald s Holdings Japan	3,000	60,396
Medipal Holdings	7,700	107,895
MEIJI Holdings	3,521	142,773
Minebea	18,000	74,811
Mitsubishi	74,900	1,591,155
Mitsubishi Chemical Holdings	63,100	233,414
Mitsubishi Electric	105,000	787,495
Mitsubishi Estate	64,000	966,329
Mitsubishi Gas Chemical	20,000	90,764
Mitsubishi Heavy Industries	164,700	575,950
Mitsubishi Logistics	6,000	64,421
Mitsubishi Materials	61,000	160,437
Mitsubishi Motors	203,000 [a]	295,647
Mitsubishi Rayon	33,000	114,181
Mitsubishi Tanabe Pharma	11,000	140,583
Mitsubishi UFJ Financial Group	512,590	2,721,055
Mitsubishi UFJ Lease & Finance	2,860	85,210
Mitsui & Co.	95,400	1,224,384
Mitsui Chemicals	33,000	112,715
Mitsui Engineering & Shipbuilding	45,000	115,080
Mitsui Fudosan	45,000	718,446
Mitsui Mining & Smelting	34,000 [a]	87,308
Mitsui OSK Lines	63,000	363,285
Mitsui Sumitomo Insurance Group Holdings	23,469	552,512
Mitsumi Electric	4,800	97,345
Mizuho Financial Group	694,600	1,373,171
Mizuho Securities	34,000	115,081
Mizuho Trust & Banking	92,000 [a]	85,831
Murata Manufacturing	12,000	588,130
Namco Bandai Holdings	10,350	106,073
NEC	106,800	298,379
NGK Insulators	13,000	290,676

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
NGK Spark Plug	10,000	112,516
NHK Spring	11,000	85,524
Nidec	6,000	508,921
Nikon	17,600	326,691
Nintendo	5,350	1,356,644
Nippon Building Fund	29	238,098
Nippon Electric Glass	18,085	196,030
Nippon Express	49,000	197,437
Nippon Meat Packers	9,000	105,097
Nippon Mining Holdings	45,800	200,994
Nippon Oil	66,800	324,429
Nippon Paper Group	4,900	129,278
Nippon Sheet Glass	34,000	99,239
Nippon Steel	276,100	1,033,993
Nippon Telegraph & Telephone	28,100	1,154,432
Nippon Yusen	61,800	229,322
Nipponkoa Insurance	35,000	189,118
Nishi-Nippon City Bank	41,000	101,922
Nissan Chemical Industries	9,000	115,177
Nissan Motor	134,600 [a]	951,792
Nissay Dowa General Insurance	8,000	35,183
Nisshin Seifun Group	9,300	122,674
Nisshin Steel	42,000	68,535
Nisshinbo Holdings	7,000	67,784
Nissin Foods Holdings	3,900	137,127
Nitori	1,850	149,990
Nitto Denko	9,200	272,761
NOK	5,200	68,461
Nomura Holdings	195,100	1,357,631
Nomura Real Estate Holdings	5,400	86,166
Nomura Real Estate Office Fund	17	104,632
Nomura Research Institute	5,700	122,972
NSK	24,000	136,777
NTN	25,000	92,803
NTT Data	71	202,387
NTT DoCoMo	849	1,229,858

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
NTT Urban Development	55	44,076
Obayashi	35,000	130,164
Obic	350	58,880
Odakyu Electric Railway	35,000	284,325
OJI Paper	49,000	212,932
Olympus	12,000	371,513
Omron	10,400	175,127
Ono Pharmaceutical	4,800	228,778
Onward Holdings	6,000	37,218
ORACLE JAPAN	1,700	74,876
Oriental Land	3,000	202,432
ORIX	5,800	375,960
Osaka Gas	110,000	368,165
OSAKA Titanium Technologies	600	15,595
OTSUKA	1,000	52,089
Panasonic	108,195	1,491,575
Panasonic Electric Works	19,000	236,030
Promise	3,550 [a]	22,639
Rakuten	412	280,602
Resona Holdings	26,000	308,340
Ricoh	37,000	507,734
Rinnai	1,700	74,692
Rohm	5,500	360,186
Sankyo	2,800	158,644
Santen Pharmaceutical	3,800	130,475
Sanyo Electric	90,000 [a]	216,741
Sapporo Hokuyo Holdings	15,000	50,011
Sapporo Holdings	13,000	67,924
SBI Holdings	887	159,609
Secom	11,700	544,140
Sega Sammy Holdings	9,584	135,340
Seiko Epson	6,800	105,708
Sekisui Chemical	22,000	130,186
Sekisui House	28,000	238,922
Senshu Ikeda Holdings	26,300 [a]	89,487
Seven & I Holdings	41,660	908,236

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Seven Bank	26	63,150
Sharp	55,000	579,329
Shikoku Electric Power	10,100	283,581
Shimadzu	15,000	102,768
Shimamura	1,200	114,055
Shimano	3,500	133,263
Shimizu	28,000	105,986
Shin-Etsu Chemical	22,700	1,189,166
Shinko Electric Industries	4,200	60,647
Shinsei Bank	50,000 [a]	64,121
Shionogi & Co.	17,000	364,897
Shiseido	19,000	346,117
Shizuoka Bank	33,400	329,719
Showa Denko	64,000	121,240
Showa Shell Sekiyu	11,300	110,378
SMC	2,800	319,962
Softbank	41,000	957,009
Sojitz	66,600	122,032
Sompo Japan Insurance	49,000	290,747
Sony	55,480	1,621,440
Sony Financial Holdings	50	142,088
Square Enix Holdings	3,700	92,033
Stanley Electric	8,200	158,741
SUMCO	6,800	128,621
Sumitomo	61,100	591,591
Sumitomo Chemical	87,000	342,207
Sumitomo Electric Industries	41,200	492,624
Sumitomo Heavy Industries	29,000 [a]	129,858
Sumitomo Metal Industries	183,000	461,734
Sumitomo Metal Mining	29,000	451,217
Sumitomo Mitsui Financial Group	50,000	1,707,880
Sumitomo Realty & Development	21,000	392,403
Sumitomo Rubber Industries	9,400	86,144
Sumitomo Trust & Banking	80,000	410,595
Suruga Bank	12,000	107,858
Suzuken	3,720	132,357

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Suzuki Motor	19,800	479,697
T & D Holdings	12,200	311,190
Taiheiyo Cement	50,000	57,687
Taisei	58,000	113,149
Taisho Pharmaceutical	8,000	144,994
Taiyo Nippon Sanso	15,000	166,784
Takashimaya	15,000	99,649
Takeda Pharmaceutical	41,400	1,655,556
TDK	6,100	345,039
Teijin	46,000	134,146
Terumo	9,200	478,082
THK	6,700	114,026
Tobu Railway	45,000	244,827
Toho	5,800	87,197
Toho Gas	22,000	113,808
Tohoku Electric Power	23,900	489,909
Tokio Marine Holdings	39,100	1,000,448
Tokuyama	12,000	74,092
Tokyo Broadcasting System	1,700	25,104
Tokyo Electric Power	67,172	1,648,696
Tokyo Electron	9,400	519,620
Tokyo Gas	126,000	496,017
Tokyo Steel Manufacturing	5,500	71,685
Tokyo Tatemono	14,000	65,670
Tokyu	62,820	272,944
Tokyu Land	28,000	113,059
TonenGeneral Sekiyu	14,000	126,885
Toppan Printing	31,000	274,112
Toray Industries	74,000	417,170
Toshiba	213,000	1,196,365
Tosoh	29,000	77,464
TOTO	14,000	81,747
Toyo Seikan Kaisha	8,800	145,671
Toyo Suisan Kaisha	4,000	104,302
Toyoda Gosei	3,600	99,767
Toyota Boshoku	4,200	85,424

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Toyota Industries	9,200	245,622
Toyota Motor	151,414	5,958,051
Toyota Tsusho	11,600	165,268
Trend Micro	5,500	190,974
Tsumura & Co.	3,100	105,935
Ube Industries	55,600	142,564
UNICHARM	2,100	200,072
UNY	9,000	66,256
Ushio	5,900	91,035
USS	1,330	79,232
West Japan Railway	96	339,330
Yahoo! Japan	828	251,749
Yakult Honsha	5,100	130,566
Yamada Denki	4,820	292,093
Yamaguchi Financial Group	11,000	104,842
Yamaha	9,200	95,010
Yamaha Motor	12,800	150,317
Yamato Holdings	20,400	301,675
Yamato Kogyo	2,800	82,805
Yamazaki Baking	6,000	73,686
Yaskawa Electric	15,000	116,010
Yokogawa Electric	11,500	92,156
		110,686,143
Luxembourg .5%
ArcelorMittal	47,338	1,605,033
Millicom International Cellular, SDR	4,207 [a]	276,472
SES	16,018	348,716
Tenaris	25,833	460,814
		2,691,035
Netherlands 2.6%
Aegon	83,912 [a]	604,058
Akzo Nobel	12,610	749,426
ASML Holding	23,998	650,796
Corio	2,917	198,947
European Aeronautic Defence and Space	21,543	406,379
Fugro	3,791	212,578

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Netherlands (continued)
Heineken	13,332	592,383
Heineken Holding	5,660	221,344
ING Groep	108,077 [a]	1,424,953
Koninklijke Ahold	64,606	817,870
Koninklijke Boskalis Westminster	3,558	125,677
Koninklijke DSM	8,571	377,359
KONINKLIJKE KPN	94,640	1,724,510
Koninklijke Philips Electronics	52,560	1,328,812
QIAGEN	10,612 [a]	220,770
Randstad Holding	5,351 [a]	204,484
Reed Elsevier	40,595	475,573
SBM Offshore	7,969	153,675
STMicroelectronics	36,468	295,345
TNT	20,204	538,964
Unilever	89,674	2,779,158
Wolters Kluwer	15,164	339,968
		14,443,029
New Zealand .1%
Auckland International Airport	65,324	94,453
Contact Energy	15,698	70,820
Fletcher Building	31,254	185,874
Sky City Entertainment Group	33,202	82,213
Telecom Corporation of New Zealand	92,121	168,052
		601,412
Norway .7%
DNB NOR	41,236 [a]	477,284
Norsk Hydro	37,703 [a]	249,792
Orkla	41,776	390,053
Renewable Energy	18,350 [a]	110,720
SeaDrill	14,542	305,239
Statoil	62,039	1,479,686
Telenor	45,919 [a]	597,570
Yara International	10,737	359,163
		3,969,507

Common Stocks (continued)	Shares	Value ($)

Portugal .3%
Banco Comercial Portugues, Cl. R	120,349	172,242
Banco Espirito Santo	27,218	201,557
Brisa Auto-Estradas de Portugal	9,633	95,369
Cimpor-Cimentos de Portugal	12,398	96,969
Energias de Portugal	99,918	443,304
Galp Energia, Cl. B	7,905	133,430
Jeronimo Martins	13,816	123,328
Portugal Telecom	30,385	349,013
		1,615,212
Singapore 1.3%
Ascendas Real Estate Investment Trust	73,281	95,490
CapitaLand	143,500	415,478
CapitaMall Trust	120,000	134,578
City Developments	26,000	181,547
ComfortDelgro	93,700	101,735
Cosco Singapore	48,000	37,832
DBS Group Holdings	92,588	846,694
Fraser and Neave	49,150	133,697
Genting Singapore	188,527 [a]	141,056
Golden Agri-Resources	275,440 [a]	82,560
Jardine Cycle & Carriage	8,422	138,073
Keppel	72,000	414,039
Neptune Orient Lines	56,000	62,387
Noble Group	78,800	144,080
Olam International	72,300	138,915
Oversea-Chinese Banking	135,942	731,630
SembCorp Industries	53,254	124,696
SembCorp Marine	41,000	99,951
Singapore Airlines	30,733	295,133
Singapore Exchange	44,000	250,108
Singapore Press Holdings	91,075	248,377
Singapore Technologies Engineering	78,000	157,713
Singapore Telecommunications	430,951	894,762
StarHub	26,918	36,100

The Fund 29

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Singapore (continued)
United Overseas Bank	66,112	791,808
UOL Group	22,111	52,567
Wilmar International	66,000	291,039
		7,042,045
Spain 4.7%
Abertis Infraestructuras	15,454	330,395
Acciona	1,296	158,902
Acerinox	7,125	142,498
ACS Actividades de Construccion y Servicios	8,069	389,545
Banco Bilbao Vizcaya Argentaria	195,759	3,529,531
Banco de Sabadell	49,977	338,828
Banco de Valencia	10,791	91,867
Banco Popular Espanol	40,796	365,970
Banco Santander	447,709	7,262,985
Banco Santander (Rights)	447,709 [a]	79,269
Bankinter	16,421	173,959
Cintra Concesiones de Infraestructuras de Transporte	11,882	122,982
Criteria Caixacorp	43,257	211,894
EDP Renovaveis	13,006 [a]	130,106
Enagas	10,301	213,084
Fomento de Construcciones y Contratas	1,877	76,768
Gamesa Tecnologica	10,468	192,754
Gas Natural SDG	11,428	230,917
Gestevision Telecinco	5,695	59,239
Grifols	6,640	107,816
Grupo Ferrovial	3,402	141,850
Iberdrola	202,663	1,847,936
Iberdrola Renovables	48,509	216,865
Iberia Lineas Aereas de Espana	23,577 [a]	65,399
Inditex	12,157	717,481
Indra Sistemas	5,136	121,322
Mapfre	40,701	175,352
Red Electrica	6,028	313,158
Repsol	39,644	1,062,520
Sacyr Vallehermoso	4,444 [a]	67,602

Common Stocks (continued)	Shares	Value ($)

Spain (continued)
Telefonica	232,500	6,528,085
Zardoya Otis	7,387	148,991
		25,615,870
Sweden 2.6%
Alfa Laval	18,893	236,934
Assa Abloy, Cl. B	17,744	317,749
Atlas Copco, Cl. A	36,802	508,751
Atlas Copco, Cl. B	22,311	274,105
Electrolux, Ser. B	13,397 [a]	329,181
Getinge, Cl. B	10,308	195,551
Hennes & Mauritz, Cl. B	28,215	1,632,185
Holmen, Cl. B	3,004	82,842
Husqvarna, Cl. B	20,920 [a]	134,663
Investor, Cl. B	24,068	434,749
Lundin Petroleum	10,567 [a]	91,992
Nordea Bank	178,055	1,965,359
Sandvik	55,102	626,572
Scania, Cl. B	18,378	241,289
Securitas, Cl. B	16,173	154,210
Skandinaviska Enskilda Banken, Cl. A	83,309 [a]	524,450
Skanska, Cl. B	21,176	318,258
SKF, Cl. B	21,471	348,568
SSAB, Cl. A	9,760	153,604
SSAB, Cl. B	3,653	52,674
Svenska Cellulosa, Cl. B	31,185	437,513
Svenska Handelsbanken, Cl. A	27,235	722,874
Swedbank, Cl. A	28,804 [a]	257,086
Swedish Match	14,428	301,736
Tele2, Cl. B	15,789	235,281
Telefonaktiebolaget LM Ericsson, Cl. B	164,642	1,776,456
TeliaSonera	121,696	819,767
Volvo, Cl. A	23,032	218,794
Volvo, Cl. B	59,638	580,487
		13,973,680

The Fund 31

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Switzerland 7.7%
ABB	121,467	2,280,508
Actelion	5,566 [a]	307,849
Adecco	6,790	304,945
Aryzta	3,996	157,616
Baloise Holding	2,856	245,796
BKW FMB Energie	818	67,484
Compagnie Financiere Richemont, Cl. A	28,327	798,162
Credit Suisse Group	61,888	3,350,441
GAM Holding	11,520	141,378
Geberit	2,310	383,854
Givaudan	408	303,535
Holcim	13,303	851,366
Julius Baer Group	11,520	434,369
Kuehne & Nagel International	2,787	253,599
Lindt & Spruengli	6	152,804
Lindt & Spruengli-PC	47	99,300
Logitech International	9,174 [a]	157,729
Lonza Group	2,538	198,109
Nestle	199,684	9,322,811
Nobel Biocare Holding	6,283	179,120
Novartis	116,143	6,094,885
Pargesa Holding	1,539	123,661
Roche Holding	38,575	6,202,883
Schindler Holding	2,701	185,385
Schindler Holding-PC	977	67,820
SGS	259	347,693
Sonova Holding	2,649	273,629
Straumann Holding	380	92,009
Swatch Group	2,031	91,611
Swatch Group-BR	1,712	401,988
Swiss Life Holding	1,524	183,609
Swiss Reinsurance	19,156	785,878
Swisscom	1,348	488,597
Syngenta	5,238	1,246,790
Synthes	3,341	397,952

Common Stocks (continued)	Shares	Value ($)

Switzerland (continued)
UBS	195,616 [a]	3,304,034
Zurich Financial Services	8,101	1,865,781
		42,144,980
United Kingdom 20.9%
3i Group	54,848	238,407
Admiral Group	10,809	182,980
AMEC	17,527	233,002
Anglo American	72,473 [a]	2,646,046
Antofagasta	22,493	286,043
Associated British Foods	19,775	269,732
AstraZeneca	79,596	3,597,544
Autonomy	12,236 [a]	270,871
Aviva	151,714	959,294
BAE Systems	190,835	989,296
Balfour Beatty	24,137	105,711
Barclays	606,519 [a]	3,219,199
Berkeley Group Holdings	6,240 [a]	87,737
BG Group	184,737	3,212,579
BHP Billiton	121,354	3,287,542
BP	1,028,197	9,699,460
British Airways	29,271 [a]	87,716
British American Tobacco	109,748	3,514,932
British Land	47,174	367,178
British Sky Broadcasting Group	62,003	544,738
BT Group	419,586	908,099
Bunzl	16,833	184,376
Burberry Group	23,186	205,998
Cable & Wireless	140,485	335,773
Cadbury	73,946	939,150
Cairn Energy	7,636 [a]	332,542
Capita Group	32,791	412,408
Carnival	9,179	287,019
Carphone Warehouse Group	26,887	81,591
Centrica	282,962	1,158,117
Cobham	65,746	237,985

The Fund 33

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Compass Group	100,838	644,916
Diageo	137,681	2,260,377
Drax Group	21,337	163,544
Eurasian Natural Resources	15,807	217,171
Experian	56,456	520,199
Firstgroup	25,087	155,566
Fresnillo	10,749	131,379
Friends Provident Group	119,750	161,069
G4S	70,746	295,033
GlaxoSmithKline	284,919	5,870,552
Hammerson	39,651	265,486
Home Retail Group	45,284	217,437
HSBC Holdings	949,998	10,549,618
ICAP	26,883	180,263
Imperial Tobacco Group	56,080	1,663,903
Intercontinental Hotels Group	13,743	177,827
International Power	84,104	352,126
Invensys	40,561	189,209
Investec	22,001	158,515
J Sainsbury	62,600	340,411
Johnson Matthey	12,153	282,856
Kazakhmys	12,328 [a]	221,293
Kingfisher	129,204	476,206
Ladbrokes	32,620	65,437
Land Securities Group	41,874	456,930
Legal & General Group	330,163	427,214
Liberty International	24,482	182,040
Lloyds Banking Group	899,415 [a]	1,290,258
London Stock Exchange Group	7,101	99,609
Lonmin	8,845 [a]	213,299
Man Group	96,029	490,695
Marks & Spencer Group	88,313	498,578

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
National Grid	134,408	1,343,703
Next	10,932	323,453
Old Mutual	288,800	505,556
Pearson	45,255	621,010
Petrofac	12,040	186,851
Prudential	139,476	1,279,417
Randgold Resources	4,634	302,481
Reckitt Benckiser Group	33,434	1,672,609
Reed Elsevier	64,462	491,113
Rexam	45,479	207,653
Rio Tinto	75,386	3,346,374
Rolls-Royce Group	100,812 [a]	750,768
Royal Bank of Scotland Group	901,343 [a]	622,815
Royal Dutch Shell, Cl. A	194,706	5,799,425
Royal Dutch Shell, Cl. B	148,136	4,297,548
RSA Insurance Group	183,982	367,558
SABMiller	52,058	1,375,525
Sage Group	74,721	262,959
Schroders	7,484	135,698
Scottish & Southern Energy	49,822	886,115
Segro	42,037	244,599
Serco Group	25,133	209,417
Severn Trent	13,603	213,349
Shire	30,662	541,805
Smith & Nephew	49,609	441,981
Smiths Group	20,123	296,205
Standard Chartered	110,619	2,735,982
Standard Life	120,203	431,936
Tesco	434,691	2,918,743
Thomas Cook Group	26,759	90,289
Tomkins	43,862	121,536
Tui Travel	29,455	113,175

The Fund 35

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Tullow Oil	44,517	871,012
Unilever	70,743	2,132,773
United Utilities Group	37,832	274,696
Vedanta Resources	7,560	260,819
Vodafone Group	2,881,484	6,390,685
Whitbread	9,297	195,083
WM Morrison Supermarkets	114,874	530,185
Wolseley	15,733 [a]	321,055
WPP	68,549	619,762
Xstrata	105,210 [a]	1,530,450
		114,366,249
Total Common Stocks
(cost $557,044,305)		530,156,873

Preferred Stocks .3%

Germany;
Bayerische Motoren Werke	3,061	101,121
Fresenius	4,167	242,915
Henkel & Co.	9,846	449,764
Porsche Automobil Holding	4,643	356,637
RWE	1,922	151,432
Volkswagen	5,883	587,380
Total Preferred Stocks
(cost $1,741,743)		1,889,249

	Principal
Short-Term Investments .2%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.10%, 12/17/09
(cost $1,219,851)	1,220,000 [c]	1,219,954

Other Investment 2.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,950,000)	11,950,000 [d]	11,950,000

Total Investments (cost $571,955,899)	99.6%	545,216,076
Cash and Receivables (Net)	.4%	2,065,493
Net Assets	100.0%	547,281,569

BR Bearer Certificate
CDI Chess Depository Interest
PC Participation Certificate
PPS Price Protected Shares
REIT Real Estate Investment Trust
RSP Risparmio (Savings) Shares
SDR Swedish Depository Receipts
STRIP Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of this security has been determined in good faith under the direction of the Board of Trustees.
c Held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)

	Value (%)	Value (%)

Banking	14.3	Diversified Financials	4.3
Materials	9.6	Insurance	4.1
Energy	8.3	Automobiles & Components	3.9
Capital Goods	7.6	Real Estate	2.9
Food, Beverage & Tobacco	6.6	Technology Hardware & Equipment	2.8
Pharmaceuticals & Biotechnology	6.5	Short-Term/Money Market Investments	2.4
Telecommunications	5.9	Other	14.8
Utilities	5.6		99.6

Based on net assets.
See notes to financial statements.

The Fund 37

STATEMENT OF FINANCIAL FUTURES October 31, 2009

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2009 ($)

Financial Futures Long
DJ Euro Stoxx 50	156	6,274,433	December 2009	(278,529)
FTSE 100	44	3,627,079	December 2009	(66,444)
SPI 200 Index	12	1,253,479	December 2009	(6,358)
TOPIX	42	4,148,033	December 2009	(123,179)
				(474,510)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 2009

	Cost	Value

Assets ($):
Investments in securities See Statement of Investments:
Unaffiliated issuers	560,005,899	533,266,076
Affiliated issuers	11,950,000	11,950,000
Cash		904,202
Cash denominated in foreign currencies	1,213,123	1,216,932
Dividends and interest receivable		1,365,027
Receivable for shares of Common Stock subscribed		614,762
Unrealized appreciation on forward foreign currency
exchange contracts Note 4		128,903
Receivable for investment securities sold		33,138
		549,479,040
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 3(b)		285,645
Payable for shares of Common Stock redeemed		1,572,115
Payable for futures variation margin Note 4		202,320
Payable for investment securities purchased		91,076
Unrealized depreciation on forward foreign currency
exchange contracts Note 4		46,315
		2,197,471
Net Assets ($)		547,281,569
Composition of Net Assets ($):
Paid-in capital		567,371,502
Accumulated undistributed investment income net		10,313,145
Accumulated net realized gain (loss) on investments		(3,307,576)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions
[including ($474,510) net unrealized (depreciation)
on financial futures]		(27,095,502)
Net Assets ($)		547,281,569
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		38,951,800
Net Asset Value, offering and redemption price per share Note 3(c) ($)		14.05

See notes to financial statements.

The Fund 39

STATEMENT OF OPERATIONS Year Ended October 31, 2009

Investment Income ($):
Income:
Dividends (net of $1,229,724 foreign taxes withheld at source):
Unaffiliated issuers	13,291,052
Affiliated issuers	14,110
Total Income	13,305,162
Expenses:
Management fee Note 3(a)	1,489,100
Shareholder servicing costs Note 3(b)	1,063,643
Directors fees Note 3(a)	39,155
Loan commitment fees Note 2	4,137
Interest expense Note 2	139
Total Expenses	2,596,174
Less Directors fees reimbursed by the Manager Note 3(a)	(39,155)
Net Expenses	2,557,019
Investment Income Net	10,748,143
Realized and Unrealized Gain (Loss) on Investments Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,882,157)
Net realized gain (loss) on financial futures	2,643,341
Net realized gain (loss) on forward foreign currency exchange contracts	3,736,589
Net Realized Gain (Loss)	4,497,773
Net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($1,286,446) net unrealized
(depreciation) on financial futures and $121,579 net unrealized
appreciation on forward foreign currency exchange contracts]	82,489,486
Net Realized and Unrealized Gain (Loss) on Investments	86,987,259
Net Increase in Net Assets Resulting from Operations	97,735,402

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2009	2008

Operations ($);
Investment income net	10,748,143	12,871,621
Net realized gain (loss) on investments	4,497,773	2,192,124
Net unrealized appreciation
(depreciation) on investments	82,489,486	(280,519,632)
Net Increase (Decrease) in Net Assets
Resulting from Operations	97,735,402	(265,455,887)
Dividends to Shareholders from ($):
Investment income net	(9,805,885)	(12,808,881)
Net realized gain on investments	(778,245)
Total Dividends	(10,584,130)	(12,808,881)
Capital Stock Transactions ($):
Net proceeds from shares sold	349,050,223	201,734,295
Dividends reinvested	9,310,050	11,705,486
Cost of shares redeemed	(225,160,976)	(169,897,255)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	133,199,297	43,542,526
Total Increase (Decrease) in Net Assets	220,350,569	(234,722,242)
Net Assets ($):
Beginning of Period	326,931,000	561,653,242
End of Period	547,281,569	326,931,000
Undistributed investment income net	10,313,145	8,028,568
Capital Share Transactions (Shares):
Shares sold	31,692,805	11,936,731
Shares issued for dividends reinvested	858,486	581,205
Shares redeemed	(21,995,482)	(9,673,592)
Net Increase (Decrease) in Shares Outstanding	10,555,809	2,844,344

See notes to financial statements.

The Fund 41

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund s financial statements.

		Year Ended October 31,

	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	11.51	21.98	18.03	14.47	12.57
Investment Operations:
Investment income net[a]	.30	.49	.43	.38	.29
Net realized and unrealized gain
(loss) on investments	2.51	(10.47)	3.90	3.45	1.88
Total from Investment Operations	2.81	(9.98)	4.33	3.83	2.17
Distributions:
Dividends from investment income net	(.25)	(.49)	(.38)	(.27)	(.27)
Dividends from net realized
gain on investments	(.02)
Total Distributions	(.27)	(.49)	(.38)	(.27)	(.27)
Net asset value, end of period	14.05	11.51	21.98	18.03	14.47
Total Return (%)	25.13	(46.37)	24.40	26.83	17.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	.61	.61	.60	.60
Ratio of net expenses
to average net assets	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.53	2.72	2.20	2.30	2.07
Portfolio Turnover Rate	17.26	7.17	3.31	4.12	3.46
Net Assets, end of period ($ x 1,000)	547,282	326,931	561,653	355,608	200,674

a Based on average shares outstanding at each month end.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 Significant Accounting Policies:

Dreyfus International Stock Index Fund (the fund ) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the Company ), which is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund s investment objective is to match the performance of the Morgan Stanley Capital International Europe,Australasia, Far East Free Index (MSCI EAFE®).The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ( BNY Mellon ), serves as the fund s investment adviser. MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of the Manager is the distributor of the fund s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts ( forward contracts ) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1 unadjusted quoted prices in active markets for identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund s investments:

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as affiliated in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2009, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $11,706,018, undistributed capital gains $3,315,764 and unrealized depreciation $35,111,715.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2009 and October 31, 2008 were as follows: ordinary income $9,805,885 and $12,808,881 and long-term capital gains $778,245 and $0, respectively.

During the period ended October 31, 2009, as a result of permanent book to tax differences, primarily due to the tax treatment for passive foreign investment companies and foreign currency gains and losses, the fund increased accumulated undistributed investment income-net by $1,342,319 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2 Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a Facility ), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions.

Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of NewYork Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2009, was approximately $8,800 with a related weighted average annualized interest rate of 1.59%.

NOTE 3 Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ( Agreement ) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the Fund Group ). Currently, the Company and 11 other funds (comprised of 33 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer fee of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting that is conducted by telephone. The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the Company s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, the fund was charged $1,063,643 pursuant to the Shareholder Services Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $166,626 and shareholder services plan fees $119,019.

(c) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund s exchange privilege. During the period ended October 31, 2009, redemption fees charged and retained by the fund amounted to $164,687.

NOTE 4 Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended October 31, 2009, amounted to $202,946,581 and $71,617,444, respectively.

The fund adopted the provisions of ASC Topic 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as hedges and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.The following tables show the fund s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2009 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)

Equity risk		Equity risk[1]	(474,510)
Foreign exchange risk[2]	128,903	Foreign exchange risk[3]	(46,315)
Gross fair value of
derivative contracts	128,903		(520,825)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

The effect of derivative instruments on the Statement of Operations during the period ended October 31, 2009 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)

		Forward
Underlying risk	Futures[4]	Contracts[5]	Total

Equity	2,643,341		2,643,341
Foreign exchange		3,736,589	3,736,589
Total	2,643,341	3,736,589	6,379,930

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)[6]

		Forward
Underlying risk	Futures	Contracts	Total

Equity	(1,286,446)		(1,286,446)
Foreign exchange		121,579	121,579
Total	(1,286,446)	121,579	(1,164,867)

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on investments, financial futures and forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at October 31, 2009 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at October 31, 2009:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	Depreciation) ($)

Purchases:
Australian Dollar,
Expiring 12/16/2009	242,673	208,448	217,428	8,980
Australian Dollar,
Expiring 12/16/2009	113,200	96,305	101,424	5,119
Australian Dollar,
Expiring 12/16/2009	114,100	97,788	102,231	4,443
Australian Dollar,
Expiring 12/16/2009	114,000	98,448	102,141	3,693
Australian Dollar,
Expiring 12/16/2009	118,200	101,851	105,904	4,053

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases (continued):
Australian Dollar,
Expiring 12/16/2009	117,100	100,000	104,918	4,918
Australian Dollar,
Expiring 12/16/2009	214,647	186,125	192,318	6,193
Australian Dollar,
Expiring 12/16/2009	117,200	101,520	105,007	3,487
Australian Dollar,
Expiring 12/16/2009	120,500	111,092	107,965	(3,127)
Australian Dollar,
Expiring 12/16/2009	114,000	103,193	102,141	(1,052)
British Pound,
Expiring 12/16/2009	337,967	559,855	554,529	(5,326)
British Pound,
Expiring 12/16/2009	150,000	249,540	246,117	(3,423)
British Pound,
Expiring 12/16/2009	49,900	83,205	81,875	(1,330)
British Pound,
Expiring 12/16/2009	100,200	166,286	164,406	(1,880)
British Pound,
Expiring 12/16/2009	150,300	247,197	246,609	(588)
British Pound,
Expiring 12/16/2009	50,800	83,868	83,352	(516)
British Pound,
Expiring 12/16/2009	51,400	83,737	84,336	599
British Pound,
Expiring 12/16/2009	205,600	332,545	337,344	4,799
British Pound,
Expiring 12/16/2009	102,100	167,057	167,524	467
British Pound,
Expiring 12/16/2009	209,872	343,122	344,354	1,232
British Pound,
Expiring 12/16/2009	102,400	168,070	168,016	(54)
British Pound,
Expiring 12/16/2009	101,100	161,712	165,883	4,171
British Pound,
Expiring 12/16/2009	51,300	81,863	84,172	2,309
British Pound,
Expiring 12/16/2009	50,900	81,692	83,515	1,823
British Pound,
Expiring 12/16/2009	51,200	81,543	84,008	2,465
British Pound,
Expiring 12/16/2009	52,200	86,733	85,649	(1,084)
British Pound,
Expiring 12/16/2009	104,400	170,748	171,297	549
British Pound,
Expiring 12/16/2009	51,700	84,577	84,828	251

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases (continued):
British Pound,
Expiring 12/16/2009	50,600	83,798	83,023	(775)
Euro,
Expiring 12/16/2009	537,801	784,166	791,343	7,177
Euro,
Expiring 12/16/2009	169,100	245,689	248,821	3,132
Euro,
Expiring 12/16/2009	197,300	287,562	290,315	2,753
Euro,
Expiring 12/16/2009	226,500	331,268	333,282	2,014
Euro,
Expiring 12/16/2009	140,700	205,197	207,032	1,835
Euro,
Expiring 12/16/2009	28,200	41,345	41,495	150
Euro,
Expiring 12/16/2009	200,400	295,337	294,877	(460)
Euro,
Expiring 12/16/2009	201,700	296,868	296,790	(78)
Euro,
Expiring 12/16/2009	230,200	337,114	338,726	1,612
Euro,
Expiring 12/16/2009	455,852	673,663	670,760	(2,903)
Euro,
Expiring 12/16/2009	228,800	338,312	336,666	(1,646)
Euro,
Expiring 12/16/2009	114,800	169,575	168,921	(654)
Euro,
Expiring 12/16/2009	57,400	84,724	84,461	(263)
Euro,
Expiring 12/16/2009	169,700	249,405	249,704	299
Euro,
Expiring 12/16/2009	56,500	82,825	83,136	311
Euro,
Expiring 12/16/2009	115,200	168,030	169,510	1,480
Euro,
Expiring 12/16/2009	85,400	125,782	125,661	(121)
Euro,
Expiring 12/16/2009	114,800	169,030	168,922	(108)
Euro,
Expiring 12/16/2009	57,400	85,469	84,461	(1,008)
Euro,
Expiring 12/16/2009	58,700	87,755	86,374	(1,381)
Euro,
Expiring 12/16/2009	116,700	174,988	171,717	(3,271)

The Fund 55

NOTES TO FINANCIAL STATEMENTS (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases (continued):
Euro,
Expiring 12/16/2009	28,900	43,388	42,525	(863)
Euro,
Expiring 12/16/2009	201,500	302,880	296,496	(6,384)
Euro,
Expiring 12/16/2009	84,800	125,912	124,778	(1,134)
Euro,
Expiring 12/16/2009	55,400	81,915	81,518	(397)
Euro,
Expiring 12/16/2009	112,600	166,579	165,685	(894)
Japanese Yen,
Expiring 12/16/2009	18,860,000	205,796	209,579	3,783
Japanese Yen,
Expiring 12/16/2009	49,739,331	543,599	552,721	9,122
Japanese Yen,
Expiring 12/16/2009	18,740,000	204,039	208,245	4,206
Japanese Yen,
Expiring 12/16/2009	9,525,000	105,174	105,845	671
Japanese Yen,
Expiring 12/16/2009	28,350,000	312,621	315,035	2,414
Japanese Yen,
Expiring 12/16/2009	9,300,000	101,955	103,345	1,390
Japanese Yen,
Expiring 12/16/2009	27,720,000	304,361	308,034	3,673
Japanese Yen,
Expiring 12/16/2009	9,330,000	102,277	103,678	1,401
Japanese Yen,
Expiring 12/16/2009	18,690,000	202,599	207,690	5,091
Japanese Yen,
Expiring 12/16/2009	28,035,000	307,820	311,535	3,715
Japanese Yen,
Expiring 12/16/2009	3,065,000	33,617	34,059	442
Japanese Yen,
Expiring 12/16/2009	9,345,000	102,893	103,845	952
Japanese Yen,
Expiring 12/16/2009	9,470,000	105,137	105,234	97
Japanese Yen,
Expiring 12/16/2009	18,510,000	207,505	205,689	(1,816)
Japanese Yen,
Expiring 12/16/2009	9,040,000	100,978	100,456	(522)
Japanese Yen,
Expiring 12/16/2009	17,700,000	199,945	196,688	(3,257)
Japanese Yen,
Expiring 12/16/2009	8,940,000	98,669	99,344	675

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases (continued):
Japanese Yen,
Expiring 12/16/2009	9,050,000	100,122	100,567	445
Japanese Yen,
Expiring 12/16/2009	9,120,000	100,128	101,345	1,217
Japanese Yen,
Expiring 12/16/2009	18,170,000	197,787	201,911	4,124
Japanese Yen,
Expiring 12/16/2009	18,050,000	196,524	200,578	4,054
Japanese Yen,
Expiring 12/16/2009	8,790,000	96,561	97,678	1,117
Gross Unrealized Appreciation				128,903
Gross Unrealized Depreciation				(46,315)

At October 31, 2009, the cost of investments for federal income tax purposes was $579,889,524; accordingly, accumulated net unrealized depreciation on investments was $34,673,448, consisting of $45,635,588 gross unrealized appreciation and $80,309,036 gross unrealized depreciation.

NOTE 5 Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 29, 2009, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 57

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus International Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus International Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2009 and the related statement of operations for the year then ended,the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended October 31,2006 and 2005, were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2009, 2008 and 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus International Stock Index Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York December 29, 2009

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund s foreign taxes paid and the income sourced from foreign countries.Accordingly, the fund hereby makes the following designations regarding its fiscal year ended October 31, 2009:

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2009 calendar year with Form 1099-DIV which will be mailed in early 2010. For the fiscal year ended October 31, 2009, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $5,066,645 represents the maximum amount that may be considered qualified dividend income. Also, the fund hereby designates $.0200 per share as a long-term capital gain distribution paid on December 24, 2008.

The Fund 59

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 61

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member Dr. Paul A. Marks, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 63

OFFICERS OF THE FUND (Unaudited) (continued)

For More Information

Ticker Symbol: DIISX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ( SEC ) for the first and third quarters of each fiscal year on Form N-Q. The fund s Forms N-Q are available on the SEC s website at http://www.sec.gov and may be reviewed and copied at the SEC s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus S&P 500 Index Fund

ANNUAL REPORT October 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Fund Performance

7	Understanding Your Fund s Expenses

7	Comparing Your Fund s Expenses With Those of Other Funds

8	Statement of Investments

24	Statement of Financial Futures

25	Statement of Assets and Liabilities

26	Statement of Operations

27	Statement of Changes in Net Assets

28	Financial Highlights

29	Notes to Financial Statements

38	Report of Independent Registered Public Accounting Firm

39	Important Tax Information

40	Board Members Information

43	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus S&P 500 Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus S&P 500 Index Fund, covering the 12-month period from November 1, 2008, through October 31, 2009.

Reports of positive economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the U.S. economy finally has turned a corner include inventory rebuilding among manufacturers, improvements in home sales and prices, and an increase in consumer spending.These and other positive developments helped fuel a sustained stock market rally since the early spring, with the most beaten-down securities generally leading the rebound. Higher-quality stocks have participated in the rally, but have so far lagged on a relative performance basis.

In our judgment, the financial markets currently appear poised to enter into a new phase in which underlying fundamentals, not bargain hunting, are likely to drive investment returns. Of course, the best strategy for your portfolio depends not only on your view of the economy s direction, but on your current financial needs, future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the risks that may accompany unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through October 31, 2009, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended October 31, 2009, Dreyfus S&P 500 Index Fund produced a total return of 9.42%.1 In comparison, the Standard & Poor s 500 Composite Stock Price Index (the S&P 500 Index ), the fund s benchmark, produced a 9.80% return for the same period.2,3

Large-cap stocks fell sharply over the first four months of an especially volatile reporting period, but they went on to recover all of those losses and more during a rally that began in March 2009 and continued through the reporting period s end. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index s return.

The Fund s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

Equity Markets Bottomed in March, Then Surged Higher

The reporting period began in the midst of the most severe recession since the 1930s, which had been exacerbated by a global banking crisis that left major financial institutions unable to obtain short-term funding due to massive losses among mortgage- and asset-backed securities. In the weeks prior to the start of the reporting period, the U.S. government effectively nationalized insurer AIG and mortgage

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

agencies Fannie Mae and Freddie Mac; Lehman Brothers filed for bankruptcy; and other major firms were sold to former rivals. Congress passed the $700 billion Troubled Assets Relief Program (TARP), and the Federal Reserve Board (the Fed ) pumped liquidity into the system to shore up the nation s banks.

As the reporting period began, job losses continued to mount, and consumer confidence plunged. In November 2008, The National Bureau of Economic Research officially declared that the U.S. economy had been in a recession since late 2007.The Fed reduced its target for the overnight federal funds rate to a range between 0% and 0.25%, where it remained through the balance of the reporting period.

In early 2009, the U.S. economy continued to weaken. Home prices fell sharply in January, and more than 650,000 jobs per month were lost in February and March, driving the unemployment rate higher. Meanwhile, consumer confidence reached its lowest level since recordkeeping began in 1967. In an effort to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act and took steps to rescue the nation s major automakers as vehicle sales plunged.

After hitting a multi-year low in early March, the S&P 500 Index staged an impressive rebound that continued through the reporting period s end.The equity markets were buoyed by signs that the remedial programs implemented by government and monetary authorities were gaining traction. By the end of the reporting period, stock prices and commodity prices had risen sharply, consumer and corporate sentiment had improved markedly, and inflation-adjusted gross domestic product began a sustained rise in many countries.

Technology and Consumer Stocks Enjoyed a Strong Rebound

Much of the S&P 500 Index s positive performance during the reporting period came from the information technology sector, where many stocks rebounded after experiencing steep declines in 2008. Technology companies with significant exposure to overseas markets fared especially well as the U.S. dollar weakened relative to most other

4

currencies. In addition, stock prices were bolstered by cost-cutting measures, such as staff reductions, factory closures and moving operations to lower-cost sites.

Consumer discretionary stocks also posted relatively strong results, as specialty retailers, automotive retailers and department stores rebounded from beaten-down levels. Media companies gained value in anticipation of greater advertising spending. In the consumer staples area, beverage producers and tobacco companies benefited from their presence in the emerging markets.

The financials sector proved to be the only category of the S&P 500 Index to post a negative absolute return during the reporting period. The stocks of major banks fell sharply due to the credit crisis, poor management of their mortgage businesses, a lack of new borrowing and increased governmental regulations. However, large brokerage firms reported impressive gains as the perceived threat of a global financial meltdown dissipated.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3	Standard & Poor s®, S&P®, Standard & Poor s® 500 and S&P 500® are
trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.
The fund is not sponsored, endorsed, sold or promoted by Standard & Poor s and Standard &
Poor s makes no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus S&P 500 Index Fund and the Standard & Poor s 500 Composite Stock Price Index

Average Annual Total Returns as of 10/31/09
	1 Year	5 Years	10 Years

Fund	9.42%	0.11%	1.42%

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

Expenses paid per $1,000†	$2.77
Ending value (after expenses)	$1,198.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS October 31, 2009

Common Stocks 98.1%	Shares	Value ($)

Consumer Discretionary 9.0%
Abercrombie & Fitch, Cl. A	21,168	694,734
Amazon.com	79,467 [a]	9,441,474
Apollo Group, Cl. A	29,608 [a,b]	1,690,617
AutoNation	26,802 [a,b]	462,066
AutoZone	7,948 [a,b]	1,075,444
Bed Bath & Beyond	62,357 [a,b]	2,195,590
Best Buy	82,058 [b]	3,132,974
Big Lots	20,087 [a,b]	503,179
Black & Decker	14,270	673,829
Carnival	104,868	3,053,756
CBS, Cl. B	162,937	1,917,768
Coach	78,943	2,602,751
Comcast, Cl. A	695,386	10,083,097
D.R. Horton	67,450 [b]	739,252
Darden Restaurants	33,452	1,013,930
DeVry	14,888	823,158
DIRECTV Group	111,796 [a,b]	2,940,235
Eastman Kodak	64,824 [a,b]	243,090
Expedia	51,402 [a,b]	1,165,283
Family Dollar Stores	33,266 [b]	941,428
Ford Motor	765,185 [a,b]	5,356,295
Fortune Brands	35,903	1,398,422
GameStop, Cl. A	39,677 [a,b]	963,754
Gannett	56,630 [b]	556,107
Gap	113,824	2,429,004
Genuine Parts	39,155 [b]	1,370,033
Goodyear Tire & Rubber	59,181 [a]	762,251
H & R Block	80,149	1,469,933
Harley-Davidson	57,065 [b]	1,422,060
Harman International Industries	14,877	559,524
Hasbro	29,932	816,246
Home Depot	408,370	10,246,003
International Game Technology	73,881 [b]	1,318,037
Interpublic Group of Cos.	116,083 [a]	698,820
J.C. Penney	55,986	1,854,816
Johnson Controls	156,933	3,753,837

8

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
KB Home	19,013 [b]	269,604
Kohl s	73,075 [a]	4,181,352
Leggett & Platt	38,630 [b]	746,718
Lennar, Cl. A	34,261 [b]	431,689
Limited Brands	68,114 [b]	1,198,806
Lowe s Cos.	356,361	6,973,985
Macy s	100,609	1,767,700
Marriott International, Cl. A	62,763 [b]	1,572,841
Mattel	86,234	1,632,410
McDonald s	263,167	15,424,218
McGraw-Hill	77,073	2,218,161
Meredith	9,262 [b]	250,630
New York Times, Cl. A	28,966 [b]	230,859
Newell Rubbermaid	68,205	989,655
News, Cl. A	542,669	6,251,547
NIKE, Cl. B	94,273	5,861,895
Nordstrom	38,007 [b]	1,207,862
O Reilly Automotive	32,675 [a,b]	1,218,124
Office Depot	67,252 [a]	406,875
Omnicom Group	75,050	2,572,714
Polo Ralph Lauren	13,678 [b]	1,017,917
Pulte Homes	82,060 [b]	739,361
RadioShack	32,300	545,547
Scripps Networks Interactive, Cl. A	22,057	832,872
Sears Holdings	13,585 [a,b]	921,878
Sherwin-Williams	23,990 [b]	1,368,390
Staples	170,658 [b]	3,703,279
Starbucks	175,133 [a]	3,324,024
Starwood Hotels & Resorts Worldwide	44,558 [b]	1,294,855
Target	181,409	8,785,638
Tiffany & Co.	29,894 [b]	1,174,535
Time Warner	288,756	8,697,331
Time Warner Cable	85,055	3,354,569
TJX Cos.	100,632	3,758,605
VF	20,838	1,480,332
Viacom, Cl. B	149,049 [a]	4,112,262

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Walt Disney	446,971	12,233,596
Washington Post, Cl. B	1,437	620,784
Whirlpool	17,999 [b]	1,288,548
Wyndham Worldwide	43,577	742,988
Wynn Resorts	16,232 [a,b]	880,099
Yum! Brands	112,487	3,706,447
		200,360,299
Consumer Staples 11.7%
Altria Group	500,115	9,057,082
Archer-Daniels-Midland	154,562	4,655,407
Avon Products	102,209 [b]	3,275,798
Brown-Forman, Cl. B	26,050 [b]	1,271,501
Campbell Soup	49,681 [b]	1,577,372
Clorox	33,086	1,959,684
Coca-Cola	557,702	29,731,094
Coca-Cola Enterprises	75,713	1,443,847
Colgate-Palmolive	120,160	9,448,181
ConAgra Foods	109,854	2,306,934
Constellation Brands, Cl. A	47,761 [a]	755,579
Costco Wholesale	104,486	5,940,029
CVS Caremark	347,978	12,283,623
Dean Foods	42,477 [a]	774,356
Dr. Pepper Snapple Group	61,949 [a]	1,688,730
Estee Lauder, Cl. A	28,062 [b]	1,192,635
General Mills	78,730	5,189,882
H.J. Heinz	74,982	3,017,276
Hershey	40,106	1,515,606
Hormel Foods	16,901	616,210
J.M. Smucker	28,381	1,496,530
Kellogg	60,104	3,097,760
Kimberly-Clark	99,784	6,102,789
Kraft Foods, Cl. A	354,753	9,762,803
Kroger	157,274	3,637,748
Lorillard	40,584	3,154,188
McCormick & Co.	31,508 [b]	1,103,095
Molson Coors Brewing, Cl. B	36,475	1,786,181

10

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Pepsi Bottling Group	33,779	1,264,686
PepsiCo	374,898	22,700,074
Philip Morris International	466,844	22,109,732
Procter & Gamble	702,114	40,722,612
Reynolds American	41,207 [b]	1,997,715
Safeway	103,519	2,311,579
Sara Lee	171,310	1,934,090
SUPERVALU	52,104	826,890
SYSCO	144,573 [b]	3,823,956
Tyson Foods, Cl. A	71,441	894,441
Wal-Mart Stores	523,118	25,988,502
Walgreen	237,905	8,999,946
Whole Foods Market	34,365 [a]	1,101,742
		262,517,885
Energy 12.1%
Anadarko Petroleum	118,412	7,214,843
Apache	80,388	7,566,119
Baker Hughes	73,982 [b]	3,112,423
BJ Services	72,178	1,385,818
Cabot Oil & Gas	25,678	987,833
Cameron International	52,077 [a]	1,925,287
Chesapeake Energy	150,590	3,689,455
Chevron	482,710	36,946,623
ConocoPhillips	357,899	17,959,372
Consol Energy	43,840	1,876,790
Denbury Resources	60,182 [a]	878,657
Devon Energy	107,420	6,951,148
Diamond Offshore Drilling	16,768 [b]	1,597,152
El Paso	167,868	1,646,785
ENSCO International	34,299	1,570,551
EOG Resources	59,759	4,879,920
Exxon Mobil	1,158,309	83,016,006
FMC Technologies	30,382 [a,b]	1,598,093
Halliburton	215,816	6,303,985
Hess	67,994	3,721,992
Marathon Oil	169,534	5,420,002

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Massey Energy	19,878 [b]	578,251
Murphy Oil	45,663	2,791,836
Nabors Industries	66,961 [a]	1,394,797
National Oilwell Varco	100,206 [a]	4,107,444
Noble Energy	41,352	2,713,932
Occidental Petroleum	195,563	14,839,320
Peabody Energy	64,384	2,548,963
Pioneer Natural Resources	28,595 [b]	1,175,540
Range Resources	37,024	1,853,051
Rowan	27,369	636,329
Schlumberger	288,574	17,949,303
Smith International	51,789 [b]	1,436,109
Southwestern Energy	82,272 [a]	3,585,414
Spectra Energy	155,718	2,977,328
Sunoco	28,954	891,783
Tesoro	33,874 [b]	478,978
Valero Energy	134,536	2,435,102
Williams Cos.	138,178	2,604,655
XTO Energy	139,285	5,788,685
		271,035,674
Financial 14.3%
Aflac	112,556	4,669,948
Allstate	130,110	3,847,352
American Express	283,450	9,875,398
American International Group	32,238 [a,b]	1,083,842
Ameriprise Financial	61,606	2,135,880
AON	65,145	2,508,734
Apartment Investment & Management, Cl. A	27,723 [b,c]	342,379
Assurant	28,350	848,516
AvalonBay Communities	19,016 [b,c]	1,307,920
Bank of America	2,084,402	30,390,581
Bank of New York Mellon	288,116	7,681,173
BB & T	164,169 [b]	3,925,281
Boston Properties	32,947 [c]	2,002,189
Capital One Financial	108,290 [b]	3,963,414
CB Richard Ellis Group, Cl. A	53,844 [a,b]	557,285

12

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Charles Schwab	224,073	3,885,426
Chubb	84,598	4,104,695
Cincinnati Financial	39,166	993,250
Citigroup	3,085,456	12,619,515
CME Group	16,125 [b]	4,879,586
Comerica	37,026	1,027,472
Discover Financial Services	125,913	1,780,410
E*TRADE FINANCIAL	204,930 [a]	299,198
Equity Residential	64,969 [b,c]	1,876,305
Federated Investors, Cl. B	21,265 [b]	558,206
Fifth Third Bancorp	188,032 [b]	1,681,006
First Horizon National	50,985 [a,b]	603,153
Franklin Resources	36,528	3,821,925
Genworth Financial, Cl. A	106,549 [a]	1,131,550
Goldman Sachs Group	122,601	20,863,012
Hartford Financial Services Group	92,722	2,273,543
HCP	69,472 [c]	2,055,676
Health Care REIT	26,803 [b,c]	1,189,249
Host Hotels & Resorts	144,138 [b,c]	1,457,235
Hudson City Bancorp	115,611	1,519,129
Huntington Bancshares	129,221	492,332
IntercontinentalExchange	17,445 [a]	1,747,815
Invesco	98,997	2,093,786
Janus Capital Group	39,704	520,916
JPMorgan Chase & Co.	944,289	39,442,952
KeyCorp	202,607	1,092,052
Kimco Realty	87,772 [b,c]	1,109,438
Legg Mason	38,198 [b]	1,111,944
Leucadia National	42,353 [a,b]	951,672
Lincoln National	71,045	1,693,002
Loews	86,884	2,875,860
M & T Bank	18,460	1,160,211
Marsh & McLennan Cos.	123,138	2,888,817
Marshall & Ilsley	83,929	446,502
MBIA	46,630 [a,b]	189,318
MetLife	198,014	6,738,416

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Moody s	47,187 [b]	1,117,388
Morgan Stanley	325,829	10,465,627
Nasdaq OMX Group	32,701 [a]	590,580
Northern Trust	57,973	2,913,143
NYSE Euronext	63,732	1,647,472
People s United Financial	83,430	1,337,383
Plum Creek Timber	40,984 [b,c]	1,282,389
PNC Financial Services Group	110,741	5,419,665
Principal Financial Group	75,012	1,878,300
Progressive	164,062 [a]	2,624,992
ProLogis	101,516 [b,c]	1,150,176
Prudential Financial	110,286	4,988,236
Public Storage	32,082 [b,c]	2,361,235
Regions Financial	281,416 [b]	1,362,053
Simon Property Group	66,758 [b,c]	4,532,201
SLM	114,918 [a]	1,114,705
State Street	119,119	5,000,616
SunTrust Banks	118,394	2,262,509
T. Rowe Price Group	62,093 [b]	3,025,792
Torchmark	21,166 [b]	859,340
Travelers Cos.	137,527	6,847,469
U.S. Bancorp	457,870	10,631,741
Unum Group	79,955	1,595,102
Ventas	37,634 [b,c]	1,510,252
Vornado Realty Trust	38,295 [c]	2,280,850
Wells Fargo & Co.	1,123,504	30,918,830
XL Capital, Cl. A	82,215 [b]	1,349,148
Zions Bancorporation	27,369 [b]	387,545
		319,769,205
Health Care 12.5%
Abbott Laboratories	372,194	18,821,850
Aetna	108,095	2,813,713
Allergan	73,800	4,151,250
AmerisourceBergen	72,486	1,605,565
Amgen	244,822 [a]	13,154,286
Baxter International	146,293	7,908,600

14

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Becton, Dickinson & Co.	58,502	3,999,197
Biogen Idec	69,799 [a]	2,940,632
Boston Scientific	360,281 [a]	2,925,482
Bristol-Myers Squibb	478,021	10,420,858
C.R. Bard	24,099	1,809,112
Cardinal Health	86,241	2,444,070
CareFusion	43,120 [a]	964,594
Celgene	110,639 [a]	5,648,121
Cephalon	17,756 [a,b]	969,122
CIGNA	66,675	1,856,232
Coventry Health Care	35,889 [a]	711,679
DaVita	24,942 [a]	1,322,674
Dentsply International	35,751 [b]	1,178,353
Eli Lilly & Co.	244,742	8,323,675
Express Scripts	65,173 [a]	5,208,626
Forest Laboratories	72,995 [a]	2,019,772
Genzyme	65,323 [a]	3,305,344
Gilead Sciences	219,053 [a]	9,320,705
Hospira	39,062 [a]	1,743,728
Humana	41,071 [a]	1,543,448
IMS Health	45,207	740,943
Intuitive Surgical	9,301 [a,b]	2,291,301
Johnson & Johnson	663,283	39,166,861
King Pharmaceuticals	60,626 [a,b]	614,141
Laboratory Corp. of America Holdings	26,619 [a,b]	1,833,783
Life Technologies	41,668 [a]	1,965,480
McKesson	64,415	3,783,093
Medco Health Solutions	114,431 [a]	6,421,868
Medtronic	266,830	9,525,831
Merck & Co.	507,614 [b]	15,700,501
Millipore	13,590 [a]	910,666
Mylan	74,939 [a,b]	1,217,009
Patterson Cos.	22,654 [a,b]	578,357
PerkinElmer	28,944	538,648
Pfizer	1,941,752	33,068,037
Quest Diagnostics	36,340	2,032,496

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Schering-Plough	393,668	11,101,438
St. Jude Medical	83,785 [a]	2,855,393
Stryker	66,150	3,042,900
Tenet Healthcare	103,174 [a]	528,251
Thermo Fisher Scientific	98,615 [a]	4,437,675
UnitedHealth Group	281,027	7,292,651
Varian Medical Systems	29,867 [a,b]	1,223,950
Waters	23,645 [a]	1,357,932
Watson Pharmaceuticals	25,502 [a,b]	877,779
WellPoint	114,805 [a]	5,368,282
Zimmer Holdings	52,050 [a]	2,736,269
		278,322,223
Industrial 9.9%
3M	167,329	12,310,395
Avery Dennison	26,194 [b]	933,816
Boeing	175,077	8,368,681
Burlington Northern Santa Fe	63,917	4,814,228
C.H. Robinson Worldwide	41,224	2,271,855
Caterpillar	148,731 [b]	8,189,129
Cintas	32,196	891,507
CSX	95,253	4,017,772
Cummins	48,533	2,089,831
Danaher	61,259 [b]	4,179,702
Deere & Co.	102,525 [b]	4,670,014
Dover	45,510	1,714,817
Dun & Bradstreet	12,968	992,830
Eaton	39,811	2,406,575
Emerson Electric	181,657	6,857,552
Equifax	30,566 [b]	836,897
Expeditors International Washington	50,986	1,642,769
Fastenal	30,875 [b]	1,065,188
FedEx	74,775	5,435,395
First Solar	11,655 [a,b]	1,421,094
Flowserve	14,159	1,390,555
Fluor	43,829	1,946,884
General Dynamics	94,137	5,902,390
General Electric	2,556,117	36,450,228

16

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Goodrich	29,724	1,615,499
Honeywell International	180,201	6,467,414
Illinois Tool Works	93,007	4,270,881
Iron Mountain	43,371 [a]	1,059,554
ITT	43,556	2,208,289
Jacobs Engineering Group	29,933 [a,b]	1,265,867
L-3 Communications Holdings	28,831	2,084,193
Lockheed Martin	78,945	5,430,627
Masco	87,110	1,023,543
Monster Worldwide	30,927 [a]	449,060
Norfolk Southern	90,139	4,202,280
Northrop Grumman	76,958	3,857,905
Paccar	87,173 [b]	3,261,142
Pall	28,874	916,461
Parker Hannifin	38,914	2,060,885
Pitney Bowes	50,306	1,232,497
Precision Castparts	33,402	3,190,893
Quanta Services	47,062 [a,b]	997,714
R.R. Donnelley & Sons	50,710	1,018,257
Raytheon	95,319	4,316,044
Republic Services	77,185	1,999,863
Robert Half International	37,094 [b]	860,581
Rockwell Automation	35,176 [b]	1,440,457
Rockwell Collins	38,624	1,945,877
Ryder System	13,567	550,142
Snap-On	14,181	518,032
Southwest Airlines	178,159	1,496,536
Stanley Works	19,313	873,527
Stericycle	20,544 [a,b]	1,075,889
Textron	59,438 [b]	1,056,808
Union Pacific	122,394	6,748,805
United Parcel Service, Cl. B	240,309	12,899,787
United Technologies	227,600	13,986,020
W.W. Grainger	15,746 [b]	1,475,873
Waste Management	117,750 [b]	3,518,370
		222,175,676

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology 18.7%
Adobe Systems	127,368 [a]	4,195,502
Advanced Micro Devices	149,185 [a,b]	686,251
Affiliated Computer Services, Cl. A	23,629 [a]	1,230,834
Agilent Technologies	85,713 [a]	2,120,539
Akamai Technologies	41,155 [a]	905,410
Altera	72,768	1,440,079
Amphenol, Cl. A	42,286	1,696,514
Analog Devices	70,370	1,803,583
Apple	215,556 [a]	40,632,306
Applied Materials	322,226	3,931,157
Autodesk	53,820 [a]	1,341,733
Automatic Data Processing	122,232	4,864,834
BMC Software	45,375 [a]	1,686,135
Broadcom, Cl. A	103,410 [a]	2,751,740
CA	96,127	2,010,977
Ciena	22,255 [a,b]	261,051
Cisco Systems	1,388,264 [a]	31,721,832
Citrix Systems	43,451 [a]	1,597,259
Cognizant Technology Solutions, Cl. A	70,988 [a]	2,743,686
Computer Sciences	36,163 [a]	1,833,826
Compuware	60,745 [a]	428,860
Convergys	28,664 [a]	311,004
Corning	379,107	5,538,753
Dell	418,860 [a,b]	6,069,281
eBay	267,675 [a]	5,961,122
Electronic Arts	77,429 [a]	1,412,305
EMC	486,463 [a]	8,012,046
Fidelity National Information Services	74,945	1,630,803
Fiserv	39,259 [a]	1,800,810
FLIR Systems	36,500 [a,b]	1,015,065
Google, Cl. A	58,000 [a]	31,094,960
Harris	32,071	1,338,002
Hewlett-Packard	571,240	27,111,050
Intel	1,348,469	25,769,243
International Business Machines	315,944	38,106,006
Intuit	76,919 [a,b]	2,236,035

18

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Jabil Circuit	51,199	685,043
JDS Uniphase	50,382 [a]	281,635
Juniper Networks	127,484 [a,b]	3,252,117
KLA-Tencor	41,840 [b]	1,360,218
Lexmark International, Cl. A	18,931 [a,b]	482,741
Linear Technology	52,986 [b]	1,371,278
LSI	154,642 [a]	791,767
MasterCard, Cl. A	21,992 [b]	4,816,688
McAfee	36,834 [a]	1,542,608
MEMC Electronic Materials	54,657 [a]	678,840
Microchip Technology	44,485 [b]	1,065,861
Micron Technology	203,621 [a,b]	1,382,587
Microsoft	1,860,409	51,589,142
Molex	34,656	647,028
Motorola	543,730	4,659,766
National Semiconductor	54,705	707,883
NetApp	78,180 [a]	2,114,769
Novell	86,784 [a]	354,947
Novellus Systems	25,122 [a,b]	517,011
NVIDIA	129,685 [a]	1,551,033
Oracle	934,108	19,709,679
Paychex	77,884 [b]	2,212,684
QLogic	33,100 [a,b]	580,574
QUALCOMM	399,750	16,553,648
Red Hat	45,592 [a]	1,176,730
Salesforce.com	24,820 [a,b]	1,408,535
SanDisk	53,656 [a]	1,098,875
Sun Microsystems	179,834 [a]	1,471,042
Symantec	201,392 [a]	3,540,471
Tellabs	101,984 [a]	613,944
Teradata	44,219 [a]	1,232,826
Teradyne	42,956 [a,b]	359,542
Texas Instruments	304,109	7,131,356
Total System Services	48,946 [b]	781,668
VeriSign	46,122 [a,b]	1,052,043
Western Digital	53,734 [a]	1,809,761

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Western Union	169,641	3,082,377
Xerox	211,669	1,591,751
Xilinx	67,287 [b]	1,463,492
Yahoo!	296,870 [a]	4,720,233
		418,734,786
Materials 3.3%
Air Products & Chemicals	50,836	3,920,980
Airgas	19,712	874,424
AK Steel Holding	27,672	439,154
Alcoa	230,020	2,856,848
Allegheny Technologies	23,252 [b]	717,557
Ball	23,007	1,134,935
Bemis	24,520	633,352
CF Industries Holdings	12,437	1,035,380
Dow Chemical	275,938	6,479,024
E.I. du Pont de Nemours & Co.	216,880	6,901,122
Eastman Chemical	17,517	919,818
Ecolab	53,635	2,357,795
FMC	16,610	848,771
Freeport-McMoRan Copper & Gold	99,261 [a]	7,281,787
International Flavors & Fragrances	18,843	717,730
International Paper	102,531	2,287,467
MeadWestvaco	40,694	929,044
Monsanto	132,248	8,884,421
Newmont Mining	118,408	5,146,012
Nucor	75,810	3,021,029
Owens-Illinois	40,198 [a]	1,281,512
Pactiv	32,101 [a]	741,212
PPG Industries	39,334 [b]	2,219,618
Praxair	74,469	5,915,817
Sealed Air	37,613	723,298
Sigma-Aldrich	30,487	1,583,190
Titanium Metals	19,645 [b]	168,947
United States Steel	34,290 [b]	1,182,662
Vulcan Materials	29,292	1,348,311
Weyerhaeuser	50,683	1,841,820
		74,393,037

20

Common Stocks (continued)	Shares	Value ($)

Telecommunication Services 3.0%
American Tower, Cl. A	94,538 [a]	3,480,889
AT & T	1,420,056	36,452,837
CenturyTel	72,090	2,340,041
Frontier Communications	75,973	544,726
Metropcs Communications	61,139 [a]	380,896
Qwest Communications International	358,160 [b]	1,285,794
Sprint Nextel	685,199 [a]	2,028,189
Verizon Communications	683,729	20,231,541
Windstream	106,079	1,022,602
		67,767,515
Utilities 3.6%
AES	164,835 [a]	2,154,393
Allegheny Energy	41,156	939,180
Ameren	54,942	1,337,288
American Electric Power	112,789	3,408,483
CenterPoint Energy	90,612	1,141,711
CMS Energy	55,441 [b]	737,365
Consolidated Edison	65,536	2,666,004
Constellation Energy Group	48,198	1,490,282
Dominion Resources	141,230 [b]	4,814,531
DTE Energy	39,010	1,442,590
Duke Energy	310,098	4,905,750
Dynergy, Cl. A	122,118 [a,b]	244,236
Edison International	78,168	2,487,306
Entergy	47,290	3,628,089
EQT	31,477	1,317,627
Exelon	158,870	7,460,535
FirstEnergy	73,205	3,168,312
FPL Group	98,109	4,817,152
Integrys Energy	18,783 [b]	649,892
Nicor	11,128	412,626
NiSource	67,554	872,798
Northeast Utilities	41,680	960,724
Pepco Holdings	52,207	779,451
PG & E	88,532	3,620,073
Pinnacle West Capital	24,716	774,105
PPL	89,859	2,645,449

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Progress Energy	66,705	2,503,439
Progress Energy-CVO	23,900 [a]	3,824
Public Service Enterprise Group	122,070	3,637,686
Questar	42,539	1,694,754
SCANA	28,286	957,198
Sempra Energy	59,097	3,040,541
Southern	190,480	5,941,071
TECO Energy	51,989 [b]	745,522
Wisconsin Energy	28,122	1,228,088
Xcel Energy	108,162	2,039,935
		80,668,010
Total Common Stocks
(cost $1,749,716,192)		2,195,744,310
	Principal
Short-Term Investments .2%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.12%, 12/17/09
(cost $4,194,355)	4,195,000 [d]	4,194,841

Other Investment 1.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $38,872,000)	38,872,000 [e]	38,872,000

22

Investment of Cash Collateral
for Securities Loaned 5.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $131,454,189)	131,454,189 [e]	131,454,189

Total Investments (cost $1,924,236,736)	105.9%	2,370,265,340
Liabilities, Less Cash and Receivables	(5.9%)	(131,380,418)
Net Assets	100.0%	2,238,884,922

CVO Contingent Value Obligation

a Non-income producing security.
b All or a portion of these securities are on loan.At October 31, 2009, the total market value of the fund s securities on loan is $124,515,386 and the total market value of the collateral held by the fund is $131,495,361, consisting of cash collateral of $131,454,189 and U.S. Government and Agency securities valued at $41,172.
c Investment in Real Estate Investment Trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)

	Value (%)	Value (%)

Information Technology	18.7	Consumer Discretionary	9.0
Financial	14.3	Short-Term/Money Market Investments	7.8
Health Care	12.5	Utilities	3.6
Energy	12.1	Materials	3.3
Consumer Staples	11.7	Telecommunication Services	3.0
Industrial	9.9		105.9

The Fund 23

STATEMENT OF FINANCIAL FUTURES October 31, 2009

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2009 ($)

Financial Futures Long
Standard & Poor s 500 E-mini	865	44,677,250	December 2009	(293,369)

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES October 31, 2009

	Cost	Value

Assets ($):
Investments in securities See Statement
of Investments (including securities on loan,
valued at $124,515,386) Note 1(b):
Unaffiliated issuers	1,753,910,547	2,199,939,151
Affiliated issuers	170,326,189	170,326,189
Cash		1,535,570
Dividends and interest receivable		2,712,220
Receivable for shares of Common Stock subscribed		1,293,830
		2,375,806,960
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 3(b)		983,132
Liability for securities on loan Note 1(b)		131,454,189
Payable for shares of Common Stock redeemed		3,244,803
Payable for futures variation margin Note 4		1,239,914
		136,922,038
Net Assets ($)		2,238,884,922
Composition of Net Assets ($):
Paid-in capital		1,868,497,853
Accumulated undistributed investment income net		28,886,502
Accumulated net realized gain (loss) on investments		(104,234,668)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($293,369) net unrealized
(depreciation) on financial futures]		445,735,235
Net Assets ($)		2,238,884,922
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		76,032,226
Net Asset Value, offering and redemption price per share ($)		29.45

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS Year Ended October 31, 2009

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	49,641,060
Affiliated issuers	103,869
Income from securities lending Note 1(b)	1,147,079
Interest	17,133
Total Income	50,909,141
Expenses:
Management fee Note 3(a)	4,965,178
Shareholder servicing costs Note 3(b)	4,965,178
Directors fees Note 3(a)	159,972
Loan commitment fees Note 2	16,443
Total Expenses	10,106,771
Less Directors fees reimbursed
by the Manager Note 3(a)	(159,972)
Net Expenses	9,946,799
Investment Income Net	40,962,342
Realized and Unrealized Gain (Loss) on Investments Note 4 ($):
Net realized gain (loss) on investments	(4,654,018)
Net realized gain (loss) on financial futures	8,819,436
Net Realized Gain (Loss)	4,165,418
Net unrealized appreciation (depreciation) on investments (including
$1,254,824 net unrealized appreciation on financial futures)	150,873,785
Net Realized and Unrealized Gain (Loss) on Investments	155,039,203
Net Increase in Net Assets Resulting from Operations	196,001,545

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2009	2008

Operations ($):
Investment income net	40,962,342	53,042,313
Net realized gain (loss) on investments	4,165,418	(46,509,033)
Net unrealized appreciation
(depreciation) on investments	150,873,785	(1,265,417,855)
Net Increase (Decrease) in Net Assets
Resulting from Operations	196,001,545	(1,258,884,575)
Dividends to Shareholders from ($):
Investment income net	(50,992,476)	(55,063,795)
Capital Stock Transactions ($):
Net proceeds from shares sold	540,506,562	639,664,574
Dividends reinvested	49,807,203	53,981,579
Cost of shares redeemed	(586,615,451)	(1,024,892,229)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	3,698,314	(331,246,076)
Total Increase (Decrease) in Net Assets	148,707,383	(1,645,194,446)
Net Assets ($):
Beginning of Period	2,090,177,539	3,735,371,985
End of Period	2,238,884,922	2,090,177,539
Undistributed investment income net	28,886,502	39,029,506
Capital Share Transactions (Shares):
Shares sold	21,472,196	17,459,043
Shares issued for dividends reinvested	2,051,372	1,296,699
Shares redeemed	(23,057,764)	(27,743,716)
Net Increase (Decrease) in Shares Outstanding	465,804	(8,987,974)

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund s financial statements.

		Year Ended October 31,

	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	27.66	44.18	40.57	35.50	33.30
Investment Operations:
Investment income net[a]	.53	.66	.61	.54	.56
Net realized and unrealized
gain (loss) on investments	1.93	(16.51)	4.90	5.01	2.16
Total from Investment Operations	2.46	(15.85)	5.51	5.55	2.72
Distributions:
Dividends from investment
income net	(.67)	(.67)	(.56)	(.48)	(.52)
Dividends from net realized
gain on investments			(1.34)
Total Distributions	(.67)	(.67)	(1.90)	(.48)	(.52)
Net asset value, end of period	29.45	27.66	44.18	40.57	35.50
Total Return (%)	9.42	(36.38)	14.05	15.79	8.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.50	.50
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	2.06	1.77	1.47	1.45	1.60
Portfolio Turnover Rate	4.36	4.95	4.71	5.04	7.24
Net Assets, end of period
($ x 1,000)	2,238,885	2,090,178	3,735,372	3,656,990	3,310,961

a Based on average shares outstanding at each month end.
See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS

NOTE 1 Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the fund ) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the Company ), which is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund s investment objective is to match the performance of the Standard & Poor s 500 Composite Stock Price Index. The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ( BNY Mellon ), serves as the fund s investment adviser. MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of the Manager is the distributor of the fund s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and

30

whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1 unadjusted quoted prices in active markets for
identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund s investments:

	Level 1	Level 2 Other	Level 3
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Equity Securities
Domestic	2,195,744,310			2,195,744,310
U.S. Treasury
Securities		4,194,841		4,194,841
Mutual Funds	170,326,189			170,326,189
Other Financial
Instruments
Liabilities ($)
Other Financial
Instruments	(293,369)			(293,369)

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2009,The Bank of New York Mellon earned $491,605 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as affiliated in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

32

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2009, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $28,514,172, accumulated capital losses $49,545,241 and unrealized appreciation $391,418,138.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, $9,724,313 of the carryover expires in fiscal 2015, $39,787,647 expires in fiscal 2016 and $33,281 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2009 and October 31, 2008 were as follows: ordinary income $50,992,476 and $55,063,795, respectively.

During the period ended October 31, 2009, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts, the fund decreased accumulated undistributed investment income-net by $112,870 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2 Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a Facility ), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2009, the fund did not borrow under the Facilities.

NOTE 3 Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ( Agreement ) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund s allocable portion the accrued of fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the Fund Group ). Currently, the Company and 11 other funds (comprised of 33 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance

34

fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting that is conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum.The Company also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the Company s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, the fund was charged $4,965,178 pursuant to the Shareholder Services Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $491,566 and shareholder services plan fees $491,566.

NOTE 4 Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2009, amounted to $94,431,277 and $84,531,626, respectively.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

The fund adopted the provisions of ASC Topic 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as hedges and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at October 31, 2009 are set forth in the Statement of Financial Futures.

36

At October 31, 2009, the cost of investments for federal income tax purposes was $1,978,847,202; accordingly, accumulated net unrealized appreciation on investments was $391,418,138, consisting of $787,652,115 gross unrealized appreciation and $396,233,977 gross unrealized depreciation.

NOTE 5 Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 29, 2009, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 37

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus S&P 500 Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years ended October 31, 2006 and 2005 were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2009, 2008 and 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus S&P 500 Index Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York December 29, 2009

38

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended October 31, 2009 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2009, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $13,476,849 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2010 of the percentage applicable to the preparation of their 2009 income tax returns.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)

40

The Fund 41

BOARD MEMBERS INFORMATION ( Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member Dr. Paul A. Marks, Emeritus Board Member

42

OFFICERS OF THE FUND (Unaudited)

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

44

For More Information

Ticker Symbol: PEOPX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ( SEC ) for the first and third quarters of each fiscal year on Form N-Q. The fund s Forms N-Q are available on the SEC s website at http://www.sec.gov and may be reviewed and copied at the SEC s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus Smallcap Stock Index Fund

ANNUAL REPORT October 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Fund Performance

7	Understanding Your Fund s Expenses

7	Comparing Your Fund s Expenses With Those of Other Funds

8	Statement of Investments

26	Statement of Financial Futures

27	Statement of Assets and Liabilities

28	Statement of Operations

29	Statement of Changes in Net Assets

30	Financial Highlights

31	Notes to Financial Statements

40	Report of Independent Registered Public Accounting Firm

41	Important Tax Information

42	Board Members Information

45	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Smallcap Stock Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Smallcap Stock Index Fund, covering the 12-month period from November 1, 2008, through October 31, 2009.

Reports of positive economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the U.S. economy finally has turned a corner include inventory rebuilding among manufacturers, improvements in home sales and prices, and an increase in consumer spending.These and other positive developments helped fuel a sustained stock market rally since the early spring, with the most beaten-down securities generally leading the rebound. Higher-quality stocks have participated in the rally, but have so far lagged on a relative performance basis.

In our judgment, the financial markets currently appear poised to enter into a new phase in which underlying fundamentals, not bargain hunting, are likely to drive investment returns. Of course, the best strategy for your portfolio depends not only on your view of the economy s direction, but on your current financial needs, future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the risks that may accompany unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through October 31, 2009, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended October 31, 2009, Dreyfus Smallcap Stock Index Fund produced a total return of 5.43%.1 In comparison, the Standard & Poor s SmallCap 600 Index (the S&P 600 Index ), the fund s benchmark, produced a 5.56% return for the same period.2,3

Small-cap stocks fell sharply over the first five months of an especially volatile reporting period, but they went on to recover all of those losses and more during a rally that began in March 2009 and continued through the reporting period s end. The difference in returns between the fund and its benchmark was primarily due to transaction costs and fund operating expenses that are not reflected in the bench-mark s return.

The Fund s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Equity Markets Bottomed in March, Then Surged Higher

The reporting period began in the midst of the most severe recession since the 1930s, which had been exacerbated by a credit crisis that nearly led to the collapse of the global banking system. In the weeks prior to the start of the reporting period, the U.S. government effectively nationalized insurer AIG and mortgage agencies Fannie Mae and Freddie Mac; Lehman Brothers filed for bankruptcy; and other major firms were sold to former rivals. Congress passed the $700 billion

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Troubled Assets Relief Program (TARP), and the Federal Reserve Board (the Fed ) pumped liquidity into the system to shore up the nation s banks.

As the reporting period began, job losses continued to mount, and consumer confidence plunged. In November 2008, The National Bureau of Economic Research officially declared that the U.S. economy had been in a recession since late 2007. The Fed subsequently reduced its target for the overnight federal funds rate to a range between 0% and 0.25%, where it remained through the balance of the reporting period.

The U.S. economy continued to weaken in early 2009. Home prices fell sharply in January, and more than 650,000 jobs per month were lost in February and March, driving the unemployment rate higher. Meanwhile, consumer confidence reached its lowest level since recordkeeping began in 1967. In an effort to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act and took steps to rescue the nation s major automakers.

After bottoming in early March, the S&P 600 Index staged an impressive and sustained rebound.The equity markets were buoyed by signs that the remedial programs implemented by government and monetary authorities were gaining traction. By the end of the reporting period, stock prices and commodity prices had risen sharply, consumer and corporate sentiment had improved, and the U.S. recession appeared to be nearing a conclusion.

Consumer and Technology Stocks Enjoyed a Strong Rebound

Some of the S&P 600 Index s better performers during the reporting period stemmed from the consumer discretionary area, where stocks rebounded from the steep declines of late 2008. In addition, many companies benefited from cost-cutting measures and promotional programs designed to entice customers.This was especially true for clothing retailers and restaurants, the latter of which also benefited from reduced food prices. Other winners in the consumer discretionary sector included furniture rental companies, automotive retailers and casino and gaming firms.

4

Gains in the technology sector can be attributed to semiconductor equipment producers and software developers that cut costs by halting production early in the downturn, selling off unsold inventories at reduced prices and waiting for demand to return before restocking. Materials stocks also posted relatively strong results, particularly chemical producers that benefited from reduced raw materials costs.

On the other hand, the financials sector suffered declines over the reporting period, as regional banks, thrifts, finance companies, mortgage providers and insurance companies with mortgage-related businesses faltered. In many cases, smaller banks also were saddled with substantial exposure to local commercial real estate markets. Finally, utilities stocks were hurt by the weakened economy as factory and plant closings resulted in lower demand for electricity.

Index Investing Offers Diversification Benefits

As an index portfolio, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the small-cap stocks listed in the S&P 600 Index.The fund offers a diversified investment vehicle that can help investors manage the risks of investing in small-cap stocks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund s return would have been lower.
2	SOURCE: LIPPER INC. Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.
3	Standard & Poor s®, S&P®, and Standard & Poor s SmallCap 600 Index are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor s and Standard & Poor s makes no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Smallcap Stock Index Fund and the Standard & Poor s SmallCap 600 Index

Average Annual Total Returns as of 10/31/09
	1 Year	5 Years	10 Years

Fund	5.43%	1.06%	6.13%

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

Expenses paid per $1,000†	$2.71
Ending value (after expenses)	$1,150.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

Expenses paid per $1,000†	$2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS October 31, 2009

Common Stocks 98.9%	Shares	Value ($)

Consumer Discretionary 14.8%
American Public Education	35,249 [a]	1,124,443
Arbitron	55,797 [b]	1,209,679
Arctic Cat	22,287 [b]	132,385
Audiovox, Cl. A	37,542 [a]	242,521
Big 5 Sporting Goods	46,114	680,181
BJ s Restaurants	46,009 [a]	734,304
Blue Nile	33,426 [a,b]	2,007,231
Brown Shoe	90,806	941,658
Brunswick	200,089	1,896,844
Buckle	52,078 [b]	1,562,861
Buffalo Wild Wings	39,577 [a,b]	1,623,053
Cabela s	85,474 [a,b]	1,074,408
California Pizza Kitchen	57,195 [a]	742,963
Capella Education	30,815 [a,b]	2,123,153
Carter s	124,071 [a]	2,928,076
Cato, Cl. A	70,984	1,399,095
CEC Entertainment	51,900 [a,b]	1,515,999
Children s Place Retail Stores	54,187 [a]	1,704,181
Christopher & Banks	73,203 [b]	445,806
CKE Restaurants	123,970	1,084,737
Coinstar	66,219 [a,b]	2,101,791
Cracker Barrel Old Country Store	49,720 [b]	1,648,218
Crocs	195,180 [a]	1,186,694
Deckers Outdoor	29,780 [a]	2,670,373
DineEquity	35,667 [a,b]	754,714
Dress Barn	103,290 [a,b]	1,864,384
Drew Industries	40,132 [a]	768,126
E.W. Scripps, Cl. A	83,549 [a,b]	531,372
Ethan Allen Interiors	57,626 [b]	718,020
Finish Line, Cl. A	127,080	1,288,591
Fred s, Cl. A	90,344 [b]	1,069,673
Genesco	43,500 [a,b]	1,134,045
Group 1 Automotive	55,563 [b]	1,412,411
Gymboree	64,963 [a]	2,765,475
Haverty Furniture	40,659 [a,b]	492,380
Helen of Troy	63,303 [a]	1,445,840
Hibbett Sports	61,827 [a,b]	1,158,638

8

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Hillenbrand	129,459	2,586,591
Hot Topic	100,703 [a,b]	775,413
HSN	87,889 [a]	1,313,062
Iconix Brand Group	148,034 [a,b]	1,726,076
Interval Leisure Group	81,559 [a]	910,198
Jack in the Box	124,213 [a]	2,330,236
JAKKS Pacific	58,756 [a,b]	836,098
Jo-Ann Stores	59,044 [a,b]	1,571,751
JoS. A. Bank Clothiers	42,007 [a,b]	1,721,447
K-Swiss, Cl. A	54,730 [b]	446,597
Kid Brands	33,442 [a]	166,207
La-Z-Boy	116,479 [b]	827,001
Landry s Restaurants	24,447 [a,b]	266,472
Lithia Motors, Cl. A	41,260 [a]	344,108
Live Nation	173,519 [a]	1,155,637
Liz Claiborne	213,064 [b]	1,222,987
M/I Homes	42,195 [a]	471,318
Maidenform Brands	42,540 [a]	597,262
Marcus	49,099	574,458
Men s Wearhouse	115,444 [b]	2,674,837
Meritage Homes	69,692 [a]	1,271,182
Midas	31,035 [a]	250,142
Monarch Casino & Resort	23,208 [a,b]	161,064
Monro Muffler Brake	42,531	1,318,036
Movado Group	39,501 [b]	413,970
Multimedia Games	52,008 [a]	255,359
National Presto Industries	11,971	1,040,639
Nautilus	31,939 [a]	57,171
NutriSystem	67,878 [b]	1,460,735
O Charleys	45,853 [a]	321,430
OfficeMax	162,897 [a]	1,861,913
Oxford Industries	34,318 [b]	664,053
P.F. Chang s China Bistro	53,247 [a,b]	1,554,280
Papa John s International	45,797 [a]	1,030,433
Peet s Coffee & Tea	24,803 [a]	843,302
PEP Boys-Manny Moe & Jack	89,544	785,301
Perry Ellis International	24,744 [a]	338,250

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
PetMed Express	50,352 [b]	790,023
Pinnacle Entertainment	130,723 [a,b]	1,104,609
Polaris Industries	73,880 [b]	3,108,132
Pool	102,921 [b]	2,015,193
Pre-Paid Legal Services	16,232 [a]	641,813
Quiksilver	262,642 [a]	522,658
RC2	42,687 [a]	557,492
Red Robin Gourmet Burgers	36,358 [a]	607,542
Ruby Tuesday	133,183 [a]	886,999
Ruth s Hospitality Group	41,212 [a]	128,169
Shuffle Master	116,540 [a]	910,177
Skechers USA, Cl. A	69,869 [a]	1,524,542
Skyline	16,963	296,683
Sonic	127,736 [a,b]	1,194,332
Sonic Automotive, Cl. A	83,802 [b]	749,190
Spartan Motors	80,057	399,484
Stage Stores	84,143	992,887
Stamps.com	28,963 [a]	290,789
Standard Motor Products	33,749	282,142
Standard-Pacific	197,232 [a]	591,696
Steak n Shake	62,250 [a,b]	725,213
Stein Mart	31,315 [a]	297,493
Sturm Ruger & Co.	45,507 [b]	483,284
Superior Industries International	54,224	720,095
Texas Roadhouse	108,234 [a,b]	1,024,976
Ticketmaster Entertainment	99,746 [a]	962,549
Tractor Supply	71,677 [a,b]	3,203,962
True Religion Apparel	49,053 [a,b]	1,264,096
Tuesday Morning	70,389 [a]	227,356
Tween Brands	53,500 [a]	453,680
UniFirst	34,770	1,462,774
Universal Electronics	30,673 [a]	631,864
Universal Technical Institute	42,835 [a,b]	770,602
Volcom	35,549 [a,b]	590,469
Winnebago Industries	56,126 [a,b]	645,449
Wolverine World Wide	105,153	2,689,814
Zale	69,837 [a,b]	330,329

10

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Zumiez	43,142 [a,b]	581,123
		118,989,019
Consumer Staples 4.1%
Alliance One International	207,615 [a,b]	915,582
Andersons	41,733 [b]	1,294,975
Boston Beer, Cl. A	21,784 [a,b]	827,792
Cal-Maine Foods	27,000	733,050
Casey s General Stores	114,617	3,613,874
Central Garden & Pet, Cl. A	164,897 [a,b]	1,559,926
Chattem	42,451 [a,b]	2,690,120
Darling International	181,075 [a]	1,258,471
Diamond Foods	36,919 [b]	1,113,108
Great Atlantic & Pacific Tea	63,422 [a,b]	628,512
Green Mountain Coffee Roasters	75,509 [a,b]	5,025,124
Hain Celestial Group	86,627 [a,b]	1,519,438
J & J Snack Foods	31,240	1,223,671
Lance	65,731	1,585,432
Mannatech	30,106	102,360
Nash Finch	29,853	865,140
Sanderson Farms	39,134 [b]	1,431,913
Spartan Stores	53,270	754,303
TreeHouse Foods	70,147 [a,b]	2,623,498
United Natural Foods	92,393 [a,b]	2,227,595
WD-40	35,334	1,112,668
		33,106,552
Energy 5.9%
Atwood Oceanics	119,716 [a,b]	4,248,721
Basic Energy Services	50,966 [a,b]	356,762
Bristow Group	78,356 [a]	2,284,077
CARBO Ceramics	41,438 [b]	2,419,565
Dril-Quip	64,884 [a]	3,152,714
Gulf Island Fabrication	32,908	629,201
Holly	88,486 [b]	2,566,979
Hornbeck Offshore Services	52,832 [a]	1,284,346
ION Geophysical	203,045 [a]	777,662
Lufkin Industries	33,343 [b]	1,902,218
Matrix Service	55,953 [a]	496,303

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
NATCO Group, Cl. A	43,613 [a]	1,905,016
Oil States International	107,871 [a]	3,715,077
Penn Virginia	99,353	2,011,898
Petroleum Development	40,814 [a]	681,594
PetroQuest Energy	101,088 [a,b]	619,669
Pioneer Drilling	116,922 [a]	782,208
SEACOR Holdings	44,860 [a]	3,645,772
Seahawk Drilling	25,341 [a]	684,207
St. Mary Land & Exploration	136,401	4,651,274
Stone Energy	99,840 [a,b]	1,530,547
Superior Well Services	33,793 [a,b]	358,544
Swift Energy	80,106 [a,b]	1,696,645
Tetra Technologies	159,351 [a]	1,507,460
World Fuel Services	69,061 [b]	3,511,752
		47,420,211
Financial 18.9%
Acadia Realty Trust	82,957 [b,c]	1,319,016
American Physicians Capital	21,881	618,795
Amerisafe	41,880 [a]	776,455
Bank Mutual	101,416	711,940
Bank of the Ozarks	26,441 [b]	601,533
BioMed Realty Trust	205,119 [c]	2,783,465
Boston Private Financial Holdings	131,234	780,842
Brookline Bancorp	127,833	1,251,485
Cash America International	66,897	2,024,303
Cedar Shopping Centers	97,590 [b,c]	592,371
Central Pacific Financial	60,332 [b]	85,068
Colonial Properties Trust	145,972 [c]	1,537,085
Columbia Banking System	58,620 [b]	861,714
Community Bank System	79,205 [b]	1,474,005
Delphi Financial Group, Cl. A	105,629	2,292,149
DiamondRock Hospitality	232,576 [a]	1,769,903
Dime Community Bancshares	55,897	614,308
East West Bancorp	200,770	1,812,953
EastGroup Properties	57,165 [c]	2,104,244
eHealth	53,625 [a]	763,084
Employers Holdings	97,838	1,449,959

12

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Entertainment Properties Trust	80,894 [c]	2,752,014
Extra Space Storage	175,997 [c]	1,684,291
EZCORP, Cl. A	106,101 [a]	1,376,130
Financial Federal	54,795 [b]	1,118,914
First BanCorp/Puerto Rico	164,517 [b]	310,937
First Cash Financial Services	58,374 [a]	1,002,865
First Commonwealth Financial	166,789	875,642
First Financial Bancorp	89,882	1,139,704
First Financial Bankshares	46,324 [b]	2,244,398
First Midwest Bancorp	104,130	1,082,952
Forestar Group	76,746 [a]	1,132,771
Franklin Street Properties	141,318 [b]	1,523,408
Glacier Bancorp	127,755 [b]	1,672,313
Greenhill & Co.	40,598 [b]	3,500,766
Hancock Holding	60,754	2,203,548
Hanmi Financial	75,745 [a,b]	115,890
Healthcare Realty Trust	129,562 [c]	2,698,776
Home Bancshares	41,278	892,843
Home Properties	75,084 [b,c]	2,941,791
Independent Bank/MA	47,127	1,002,391
Independent Bank/MI	46,358 [b]	54,702
Infinity Property & Casualty	29,794	1,152,134
Inland Real Estate	147,260 [c]	1,263,491
Investment Technology Group	98,224 [a]	2,118,692
Kilroy Realty	96,570 [b,c]	2,667,263
Kite Realty Group Trust	121,246 [c]	449,823
LaBranche & Co.	104,505 [a]	288,434
LaSalle Hotel Properties	141,837 [c]	2,433,923
Lexington Realty Trust	183,659 [c]	769,531
LTC Properties	49,623 [c]	1,178,546
Medical Properties Trust	182,121 [b,c]	1,456,968
Mid-America Apartment Communities	64,529	2,827,661
Nara Bancorp	44,596	328,227
National Financial Partners	91,544 [a]	746,084
National Penn Bancshares	268,648 [b]	1,509,802
National Retail Properties	174,229 [c]	3,376,558
Navigators Group	28,874 [a]	1,532,343

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
NBT Bankcorp	72,962 [b]	1,590,572
Old National Bancorp	184,403 [b]	1,912,259
optionsXpress Holdings	96,938	1,515,141
Parkway Properties	49,361 [c]	871,222
Pennsylvania Real Estate Investment Trust	96,412 [b,c]	706,700
Pinnacle Financial Partners	69,705 [a,b]	885,254
Piper Jaffray	38,578 [a]	1,789,633
Portfolio Recovery Associates	34,254 [a,b]	1,580,480
Post Properties	104,613	1,725,068
Presidential Life	48,660	453,998
PrivateBancorp	119,707 [b]	1,092,925
ProAssurance	71,363 [a]	3,588,132
Prosperity Bancshares	101,092 [b]	3,618,083
PS Business Parks	38,395 [c]	1,880,203
Rewards Network	19,791	212,951
RLI	38,122	1,906,100
S&T Bancorp	49,864 [b]	785,358
Safety Insurance Group	33,755	1,129,780
Selective Insurance Group	111,239	1,704,181
Senior Housing Properties Trust	279,068 [b,c]	5,380,431
Signature Bank	87,239 [a]	2,753,263
Simmons First National, Cl. A	29,514	863,580
South Financial Group	337,454	269,963
Sovran Self Storage	58,783 [c]	1,769,368
Sterling Bancorp	43,636	293,670
Sterling Bancshares	170,381	949,022
Sterling Financial	111,719 [a,b]	89,375
Stewart Information Services	41,929	374,845
Stifel Financial	63,469 [a]	3,297,849
Susquehanna Bancshares	182,488 [b]	1,005,509
SWS Group	63,400	848,292
Tanger Factory Outlet Centers	87,198 [b,c]	3,319,628
Tompkins Financial	17,007 [b]	737,594
Tower Group	88,875	2,184,548
TradeStation Group	71,448 [a]	551,579
Trustco Bank	179,893 [b]	1,070,363
UCBH Holdings	253,992 [b]	248,912

14

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
UMB Financial	66,885	2,660,016
Umpqua Holdings	182,425	1,807,832
United Bankshares	83,566 [b]	1,491,653
United Community Banks	169,148 [a,b]	686,741
United Fire & Casualty	49,480	864,910
Urstadt Biddle Properties, Cl. A	44,991	664,517
Whitney Holding	202,318 [b]	1,624,614
Wilshire Bancorp	42,002	295,694
Wintrust Financial	57,953 [b]	1,634,854
World Acceptance	41,304 [a,b]	1,036,317
Zenith National Insurance	82,662	2,358,347
		151,732,529
Health Care 12.8%
Abaxis	47,950 [a,b]	1,094,219
Air Methods	24,742 [a]	755,621
Align Technology	142,755 [a]	2,244,109
Almost Family	14,145 [a,b]	429,301
Amedisys	61,436 [a,b]	2,444,538
American Medical Systems Holdings	165,131 [a]	2,546,320
AMERIGROUP	118,529 [a]	2,613,564
AMN Healthcare Services	85,246 [a]	709,247
AmSurg	70,803 [a]	1,491,819
Analogic	30,313	1,131,887
ArQule	63,043 [a]	211,194
Bio-Reference Laboratories	24,525 [a]	792,893
Cambrex	68,855 [a]	413,130
Catalyst Health Solutions	82,621 [a]	2,591,821
Centene	96,720 [a]	1,724,518
Chemed	49,367 [b]	2,237,312
Computer Programs & Systems	21,124 [b]	892,278
CONMED	61,189 [a]	1,296,595
Cooper	98,899	2,770,161
CorVel	18,192 [a]	518,472
Cross Country Healthcare	71,128 [a]	587,517
CryoLife	58,412 [a]	350,472
Cubist Pharmaceuticals	133,519 [a]	2,261,812
Cyberonics	52,739 [a]	762,606

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Dionex	39,084 [a]	2,653,022
Eclipsys	123,878 [a]	2,322,712
Enzo Biochem	67,495 [a]	371,897
eResearch Technology	100,261 [a]	741,931
Genoptix	27,059 [a,b]	941,383
Gentiva Health Services	65,104 [a,b]	1,562,496
Greatbatch	48,878 [a,b]	961,430
Haemonetics	56,311 [a]	2,900,017
Hanger Orthopedic Group	64,283 [a]	889,677
HealthSpring	109,825 [a]	1,573,792
Healthways	71,290 [a]	1,146,343
HMS Holdings	54,907 [a]	2,357,157
ICU Medical	28,722 [a,b]	1,005,270
Integra LifeSciences Holdings	45,127 [a,b]	1,378,179
Invacare	74,093 [b]	1,661,906
Inventiv Health	73,357 [a]	1,245,602
IPC The Hospitalist	22,450 [a]	680,235
Kendle International	37,944 [a]	640,495
Kensey Nash	27,446 [a]	656,234
Landauer	21,062	1,090,801
LCA-Vision	41,315 [a]	185,917
LHC Group	34,384 [a]	959,657
Magellan Health Services	80,644 [a]	2,591,092
Martek Biosciences	73,883 [a,b]	1,326,939
MedCath	43,216 [a]	354,803
MEDNAX	100,793 [a]	5,233,173
Meridian Bioscience	85,417 [b]	1,895,403
Merit Medical Systems	58,194 [a]	988,134
Molina Healthcare	33,637 [a,b]	629,685
MWI Veterinary Supply	27,486 [a,b]	973,004
Natus Medical	57,593 [a]	799,967
Neogen	32,613 [a]	1,033,832
Odyssey HealthCare	72,648 [a]	1,012,713
Omnicell	64,706 [a]	636,707
Osteotech	37,950 [a]	163,944
Palomar Medical Technologies	38,754 [a]	393,741
Par Pharmaceutical Cos.	78,894 [a]	1,654,407

16

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
PAREXEL International	124,403 [a]	1,557,526
PharMerica	65,203 [a,b]	1,006,082
Phase Forward	90,518 [a]	1,186,691
PSS World Medical	128,601 [a,b]	2,600,312
Quality Systems	40,164 [b]	2,450,807
Regeneron Pharmaceuticals	137,200 [a,b]	2,154,040
RehabCare Group	41,439 [a]	776,981
Res-Care	53,699 [a]	645,999
Salix Pharmaceuticals	102,296 [a]	1,881,223
Savient Pharmaceuticals	118,531 [a,b]	1,493,491
SurModics	35,826 [a,b]	917,504
Symmetry Medical	76,540 [a]	610,024
Theragenics	77,716 [a]	104,917
ViroPharma	171,008 [a,b]	1,289,400
West Pharmaceutical Services	70,832	2,795,739
Zoll Medical	48,464 [a]	941,171
		102,897,010
Industrial 16.8%
A.O. Smith	48,921	1,938,739
AAON	28,315 [b]	509,953
AAR	81,190 [a,b]	1,592,136
ABM Industries	97,216	1,825,716
Actuant, Cl. A	142,387	2,222,661
Acuity Brands	94,442 [b]	2,990,034
Administaff	48,305	1,198,930
Aerovironment	33,784 [a]	900,681
Albany International, Cl. A	58,494	974,510
American Science & Engineering	19,913	1,316,648
Apogee Enterprises	69,750	923,490
Applied Industrial Technologies	76,736	1,552,369
Applied Signal Technology	27,208	557,492
Arkansas Best	56,205 [b]	1,451,213
Astec Industries	42,265 [a,b]	972,095
ATC Technology	45,597 [a]	952,977
AZZ	27,619 [a]	946,227
Badger Meter	32,564 [b]	1,213,660
Baldor Electric	102,250 [b]	2,643,162

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Barnes Group	90,928 [b]	1,441,209
Belden	102,187	2,345,192
Bowne & Co.	84,266	550,257
Brady, Cl. A	112,009	3,033,204
Briggs & Stratton	105,567 [b]	1,974,103
C & D Technologies	46,422 [a,b]	84,952
Cascade	18,192	451,889
CDI	30,416	370,467
Ceradyne	56,380 [a]	908,846
CIRCOR International	38,515	1,049,534
CLARCOR	108,758	3,200,748
Comfort Systems USA	83,814	913,573
Consolidated Graphics	28,324 [a]	568,179
Cubic	36,678	1,273,093
Curtiss-Wright	97,670	2,912,519
EMCOR Group	152,331 [a]	3,598,058
Encore Wire	41,508	861,291
EnPro Industries	49,140 [a,b]	1,109,581
ESCO Technologies	57,826 [a]	2,271,405
Esterline Technologies	65,702 [a]	2,766,711
Exponent	29,920 [a]	778,219
Forward Air	62,246 [b]	1,328,330
G & K Services, Cl. A	42,098	932,471
Gardner Denver	111,157 [a]	3,991,648
GenCorp	109,874 [a,b]	817,463
Geo Group	111,639 [a]	2,361,165
Gibraltar Industries	59,936	648,507
Griffon	111,435 [a]	977,285
Healthcare Services Group	88,907	1,755,913
Heartland Express	113,194 [b]	1,539,438
Heidrick & Struggles International	37,546 [b]	1,027,259
Hub Group, Cl. A	81,530 [a]	2,026,836
II-VI	52,514 [a]	1,390,046
Insituform Technologies, Cl. A	80,854 [a,b]	1,714,105
Interface, Cl. A	118,961	923,137
John Bean Technologies	60,316	990,389
Kaman	54,206	1,119,896
Kaydon	73,579 [b]	2,574,529

18

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Knight Transportation	119,425 [b]	1,915,577
Lawson Products	9,558	148,627
Lindsay	28,838 [b]	946,752
Lydall	40,000 [a]	200,000
Magnetek	37,153 [a]	46,441
Mobile Mini	75,843 [a,b]	1,099,724
Moog, Cl. A	98,535 [a]	2,460,419
Mueller Industries	83,134	1,966,950
NCI Building Systems	65,416 [a]	128,215
Old Dominion Freight Line	58,870 [a,b]	1,530,031
On Assignment	81,072 [a]	489,675
Orbital Sciences	127,916 [a]	1,647,558
Quanex Building Products	78,232	1,163,310
Regal-Beloit	77,872 [b]	3,650,639
Robbins & Myers	72,194 [b]	1,674,901
School Specialty	37,066 [a,b]	824,719
Simpson Manufacturing	80,963	1,893,725
SkyWest	127,756	1,784,751
Spherion	113,815 [a]	563,384
Standard Register	37,523	178,985
Standex International	27,735	487,581
Stanley	29,185 [a]	824,476
Sykes Enterprises	71,778 [a]	1,704,010
Teledyne Technologies	78,850 [a]	2,693,516
Tetra Tech	128,012 [a]	3,293,749
Toro	78,389 [b]	2,901,961
Tredegar	43,004	586,145
Triumph Group	37,396 [b]	1,750,507
TrueBlue	95,069 [a]	1,150,335
United Stationers	52,892 [a]	2,493,329
Universal Forest Products	37,585 [b]	1,341,033
Viad	46,113	806,978
Vicor	37,801 [a]	257,803
Volt Information Sciences	22,979 [a]	186,360
Watsco	63,325 [b]	3,243,507
Watts Water Technologies, Cl. A	65,095 [b]	1,838,934
		135,138,747

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology 17.0%
Actel	53,353 [a]	635,968
Adaptec	297,853 [a]	950,151
Advanced Energy Industries	67,136 [a]	819,731
Agilysys	46,490 [b]	218,968
Anixter International	66,918 [a,b]	2,800,518
Arris Group	279,788 [a,b]	2,870,625
ATMI	69,764 [a]	1,056,925
Avid Technology	66,545 [a]	840,463
Bel Fuse, Cl. B	27,512	497,967
Benchmark Electronics	143,111 [a]	2,404,265
Black Box	40,498	1,073,602
Blackbaud	92,604 [b]	2,054,883
Blue Coat Systems	86,238 [a]	1,921,383
Brightpoint	121,633 [a]	896,435
Brooks Automation	136,785 [a]	941,081
Cabot Microelectronics	52,706 [a]	1,685,538
CACI International, Cl. A	65,726 [a]	3,129,872
Checkpoint Systems	84,385 [a]	1,145,104
CIBER	139,119 [a]	447,963
Cognex	83,342	1,340,973
Cohu	46,209	525,858
Commvault Systems	88,703 [a]	1,747,449
comScore	40,555 [a,b]	621,708
Comtech Telecommunications	62,080 [a,b]	1,994,010
Concur Technologies	92,767 [a,b]	3,306,216
CSG Systems International	87,036 [a]	1,422,168
CTS	76,747	687,653
CyberSource	148,891 [a]	2,438,835
Cymer	66,143 [a]	2,264,736
Cypress Semiconductor	343,328 [a]	2,894,255
Daktronics	71,505 [b]	537,718
DealerTrack Holdings	87,886 [a,b]	1,448,361
Digi International	54,924 [a]	436,646
Diodes	72,291 [a]	1,184,127
DSP Group	55,591 [a]	321,316
DTS	38,752 [a,b]	1,094,744
Ebix	20,857 [a]	1,284,791

20

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Electro Scientific Industries	58,052 [a]	635,089
EMS Technologies	33,613 [a]	585,875
Epicor Software	127,640 [a]	985,381
EPIQ Systems	74,058 [a]	933,871
Exar	96,238 [a]	664,042
FARO Technologies	36,091 [a]	557,967
FEI	81,640 [a]	1,943,848
Forrester Research	32,692 [a]	828,088
Gerber Scientific	47,929 [a]	221,432
Harmonic	204,343 [a]	1,072,801
Heartland Payment Systems	58,133	714,455
Hittite Microwave	40,995 [a,b]	1,508,616
Hutchinson Technology	53,426 [a]	310,939
Infospace	75,945 [a]	650,849
Insight Enterprises	103,906 [a]	1,093,091
Integral Systems	32,647 [a]	274,235
Intermec	103,753 [a]	1,278,237
Intevac	43,299 [a]	441,650
j2 Global Communications	101,105 [a,b]	2,067,597
JDA Software Group	63,015 [a]	1,250,218
Keithley Instruments	27,984	91,228
Knot	59,088 [a]	630,469
Kopin	156,935 [a]	696,791
Kulicke & Soffa Industries	149,462 [a,b]	694,998
Littelfuse	49,927 [a]	1,375,988
LoJack	51,541 [a]	217,503
Manhattan Associates	52,697 [a]	1,209,396
MAXIMUS	37,808	1,748,998
Mercury Computer Systems	49,370 [a]	528,259
Methode Electronics	90,719	657,713
Micrel	102,075	762,500
Microsemi	172,097 [a,b]	2,290,611
MKS Instruments	104,668 [a]	1,637,008
MTS Systems	35,026	928,189
NETGEAR	73,754 [a]	1,344,535
NetScout Systems	73,950 [a]	908,846
Network Equipment Technologies	53,482 [a]	176,491

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Newport	85,086 [a]	633,040
Novatel Wireless	73,184 [a,b]	652,801
Park Electrochemical	44,808	1,007,284
PC-Tel	44,111 [a]	258,490
Perficient	70,865 [a]	576,841
Pericom Semiconductor	59,007 [a]	555,256
Phoenix Technologies	53,509 [a]	125,211
Plexus	86,155 [a]	2,179,722
Progress Software	91,447 [a]	2,112,426
Radiant Systems	59,224 [a]	582,764
Radisys	59,131 [a,b]	503,205
Rogers	37,433 [a]	971,386
Rudolph Technologies	75,536 [a]	478,898
ScanSource	60,393 [a]	1,533,378
Sigma Designs	65,008 [a,b]	780,746
Skyworks Solutions	369,015 [a]	3,848,826
Smith Micro Software	65,174 [a]	591,780
Sonic Solutions	63,550 [a,b]	308,853
Standard Microsystems	51,099 [a]	984,167
StarTek	25,855 [a]	149,959
Stratasys	41,101 [a]	648,574
Supertex	28,733 [a]	696,775
Symmetricom	97,066 [a]	464,946
Synaptics	75,702 [a,b]	1,703,295
SYNNEX	44,489 [a,b]	1,144,702
Take-Two Interactive Software	173,067 [a]	1,898,545
Taleo, Cl. A	70,413 [a,b]	1,530,779
Technitrol	92,938	723,987
Tekelec	142,665 [a]	2,142,828
TeleTech Holdings	83,826 [a]	1,499,647
THQ	146,374 [a]	765,536
Tollgrade Communications	43,010 [a]	255,910
Triquint Semiconductor	312,463 [a]	1,684,176
TTM Technologies	90,954 [a]	925,002
Tyler Technologies	59,473 [a,b]	1,131,176
Ultratech	48,273 [a]	623,687
United Online	189,621	1,516,968
Varian Semiconductor Equipment Associates	159,672 [a]	4,533,088

22

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Veeco Instruments	81,978 [a,b]	1,996,164
ViaSat	57,883 [a]	1,687,289
Websense	100,841 [a,b]	1,619,506
Wright Express	90,560 [a]	2,527,530
		136,415,953
Materials 4.5%
A.M. Castle & Co.	34,021	383,417
AMCOL International	48,582 [b]	1,265,075
American Vanguard	39,984	331,867
Arch Chemicals	54,327	1,504,315
Balchem	38,247	1,055,235
Brush Engineered Materials	44,017 [a]	812,114
Buckeye Technologies	85,537 [a]	766,412
Calgon Carbon	115,976 [a,b]	1,837,060
Century Aluminum	118,382 [a,b]	1,026,372
Clearwater Paper	25,972 [a]	1,175,752
Deltic Timber	24,566 [b]	1,044,055
Eagle Materials	94,049 [b]	2,337,118
H.B. Fuller	103,585	1,979,509
Headwaters	88,923 [a]	366,363
Myers Industries	60,413	529,822
Neenah Paper	32,409	335,433
NewMarket	27,653	2,585,556
Olympic Steel	22,320 [b]	564,696
OM Group	69,501 [a,b]	1,877,917
Penford	17,920	105,728
PolyOne	233,282 [a]	1,301,714
Quaker Chemical	23,770	489,662
Rock-Tenn, Cl. A	84,704	3,710,035
RTI International Metals	64,011 [a]	1,325,668
Schulman (A.)	62,000	1,076,940
Schweitzer-Mauduit International	33,442	1,727,279
Stepan	18,393	1,052,815
Texas Industries	62,206	2,070,838
Wausau Paper	99,184	869,844
Zep	44,916	768,064
		36,276,675

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Telecommunication Services .5%
Cbeyond	53,669 [a,b]	716,481
General Communication, Cl. A	94,281 [a]	579,828
Iowa Telecommunications Services	65,326 [b]	768,887
Neutral Tandem	69,103 [a]	1,457,382
USA Mobility	49,357	537,991
		4,060,569
Utilities 3.6%
Allete	60,905	2,061,634
American States Water	39,874	1,321,823
Avista	125,501 [b]	2,379,499
Central Vermont Public Service	23,781	461,114
CH Energy Group	35,777	1,481,526
El Paso Electric	96,196 [a]	1,803,675
Laclede Group	49,755	1,527,976
New Jersey Resources	95,007	3,344,246
Northwest Natural Gas	57,161 [b]	2,389,901
Piedmont Natural Gas	152,808 [b]	3,557,370
South Jersey Industries	70,849	2,500,261
Southwest Gas	99,779	2,493,477
UIL Holdings	68,905 [b]	1,769,480
UniSource Energy	79,388	2,292,726
		29,384,708
Total Common Stocks
(cost $919,322,418)		795,421,973
	Principal
Short-Term Investments .1%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.10%, 12/17/09
(cost $679,915)	680,000 [d]	679,974

Other Investment .9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,316,000)	7,316,000 [e]	7,316,000

24

Investment of Cash Collateral
for Securities Loaned 18.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $151,450,309)	151,450,309 [e]	151,450,309

Total Investments (cost $1,078,768,642)	118.7%	954,868,256
Liabilities, Less Cash and Receivables	(18.7%)	(150,684,289)
Net Assets	100.0%	804,183,967

a Non-income producing security.
b All or a portion of these securities are on loan.At October 31, 2009, the total market value of the fund s securities on loan is $143,175,037 and the total market value of the collateral held by the fund is $151,450,309.
c Investment in Real Estate Investment Trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)

	Value (%)		Value (%)

Short-Term/		Energy	5.9
Money Market Investments	19.8	Materials	4.5
Financial	18.9	Consumer Staples	4.1
Information Technology	17.0	Utilities	3.6
Industrial	16.8	Telecommunication Services	.5
Consumer Discretionary	14.8
Health Care	12.8		118.7

The Fund 25

STATEMENT OF FINANCIAL FUTURES October 31, 2009

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2009 ($)

Financial Futures Long
Russell 2000 E-mini	145	8,125,800	December 2009	(708,415)

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES October 31, 2009

	Cost	Value

Assets ($):
Investments in securities See Statement of Investments (including securities on loan, valued at $143,175,037) Note 1(b):
Unaffiliated issuers	920,002,333	796,101,947
Affiliated issuers	158,766,309	158,766,309
Cash		566,717
Receivable for shares of Common Stock subscribed		1,305,526
Dividends and interest receivable		605,422
		957,345,921
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 3(b)		361,190
Liability for securities on loan Note 1(b)		151,450,309
Payable for investment securities purchased		578,365
Payable for shares of Common Stock redeemed		535,208
Payable for futures variation margin Note 4		236,882
		153,161,954
Net Assets ($)		804,183,967
Composition of Net Assets ($):
Paid-in capital		946,164,676
Accumulated undistributed investment income net		5,015,824
Accumulated net realized gain (loss) on investments		(22,387,732)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($708,415) net unrealized
(depreciation) on financial futures]		(124,608,801)
Net Assets ($)		804,183,967
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		53,466,055
Net Asset Value, offering and redemption price per share ($)		15.04

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS October 31, 2009

Investment Income ($):
Income:
Dividends (net of $3,534 foreign taxes withheld at source):
Unaffiliated issuers	9,768,684
Affiliated issuers	12,760
Income from securities lending Note 1(b)	1,210,017
Interest	794
Total Income	10,992,255
Expenses:
Management fee Note 3(a)	1,708,346
Shareholder servicing costs Note 3(b)	1,708,346
Directors fees Note 3(a)	57,371
Loan commitment fees Note 2	457
Total Expenses	3,474,520
Less Directors fees reimbursed by the Manager Note 3(a)	(57,371)
Net Expenses	3,417,149
Investment Income Net	7,575,106
Realized and Unrealized Gain (Loss) on Investments Note 4 ($):
Net realized gain (loss) on investments	(8,711,491)
Net realized gain (loss) on financial futures	299,589
Net Realized Gain (Loss)	(8,411,902)
Net unrealized appreciation (depreciation) on investments [including
($922,580) net unrealized (depreciation) on financial futures]	44,063,643
Net Realized and Unrealized Gain (Loss) on Investments	35,651,741
Net Increase in Net Assets Resulting from Operations	43,226,847

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2009	2008

Operations ($):
Investment income net	7,575,106	9,809,321
Net realized gain (loss) on investments	(8,411,902)	52,916,274
Net unrealized appreciation
(depreciation) on investments	44,063,643	(402,828,769)
Net Increase (Decrease) in Net Assets
Resulting from Operations	43,226,847	(340,103,174)
Dividends to Shareholders from ($):
Investment income net	(10,985,105)	(6,019,379)
Net realized gain on investments	(49,270,636)	(80,811,626)
Total Dividends	(60,255,741)	(86,831,005)
Capital Stock Transactions ($):
Net proceeds from shares sold	326,095,099	375,786,729
Dividends reinvested	57,513,861	83,065,547
Cost of shares redeemed	(297,041,023)	(295,288,868)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	86,567,937	163,563,408
Total Increase (Decrease) in Net Assets	69,539,043	(263,370,771)
Net Assets ($):
Beginning of Period	734,644,924	998,015,695
End of Period	804,183,967	734,644,924
Undistributed investment income net	5,015,824	8,430,139
Capital Share Transactions (Shares):
Shares sold	24,497,782	18,429,745
Shares issued for dividends reinvested	4,593,801	3,871,675
Shares redeemed	(22,393,768)	(14,741,481)
Net Increase (Decrease) in Shares Outstanding	6,697,815	7,559,939

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund s financial statements.

		Year Ended October 31,

	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	15.71	25.45	23.93	21.06	18.91
Investment Operations:
Investment income net[a]	.15	.22	.15	.12	.11
Net realized and unrealized
gain (loss) on investments	.45	(7.85)	2.45	3.11	2.68
Total from Investment Operations	.60	(7.63)	2.60	3.23	2.79
Distributions:
Dividends from investment income net	(.23)	(.15)	(.12)	(.11)	(.10)
Dividends from net realized
gain on investments	(1.04)	(1.96)	(.96)	(.25)	(.54)
Total Distributions	(1.27)	(2.11)	(1.08)	(.36)	(.64)
Net asset value, end of period	15.04	15.71	25.45	23.93	21.06
Total Return (%)	5.43	(32.21)	11.15	15.53	14.88
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.50	.50
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.11	1.09	.60	.52	.55
Portfolio Turnover Rate	25.48	31.84	25.08	25.05	13.64
Net Assets, end of period ($ x 1,000)	804,184	734,645	998,016	888,354	724,909
a Based on average shares outstanding at each month end.
See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS

NOTE 1 Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the fund ) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the Company ), which is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund s investment objective is to match the performance of the Standard & Poor s SmallCap 600 Index.The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation ( BNY Mellon ), serves as the fund s investment adviser. MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of the Manager is the distributor of the fund s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the

32

forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1 unadjusted quoted prices in active markets for
identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund s investments:

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money

34

market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2009,The Bank of New York Mellon earned $403,339 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as affiliated in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the tax years in the four-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2009, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $5,015,824, accumulated capital losses $9,572,587 and unrealized depreciation $137,423,946.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2009 and October 31, 2008 were as follows: ordinary income $10,989,421 and $12,079,987 and long-term capital gains $49,266,320 and $74,751,018, respectively.

During the period ended October 31, 2009, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund decreased accumulated undistributed investment income-net by $4,316 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2 Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a Facility ), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of NewYork Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pur-

36

suant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2009, the fund did not borrow under the Facilities.

NOTE 3 Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ( Agreement ) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the Fund Group ). Currently, the Company and 11 other funds (comprised of 33 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting that is conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum.The Company also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the Company s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, the fund was charged $1,708,346 pursuant to the Shareholder Services Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $180,595 and shareholder services plan fees $180,595.

NOTE 4 Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2009, amounted to $210,431,738 and $174,202,017, respectively.

The fund adopted the provisions of ASC Topic 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as hedges and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

38

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at October 31, 2009 are set forth in the Statement of Financial Futures.

At October 31, 2009, the cost of investments for federal income tax purposes was $1,092,292,202; accordingly, accumulated net unrealized depreciation on investments was $137,423,946, consisting of $74,538,040 gross unrealized appreciation and $211,961,986 gross unrealized depreciation.

NOTE 5 Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 29, 2009, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Smallcap Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Smallcap Stock Index Fund (one of the series comprising Dreyfus Index Funds, Inc.) as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years ended October 31, 2006 and 2005 were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2009, 2008 and 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Smallcap Stock Index Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

NewYork, NewYork December 29, 2009

40

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 71.43% of the ordinary dividends paid during the fiscal year ended October 31, 2009 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2009, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $3,995,732 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2010 of the percentage applicable to the preparation of their 2009 income tax returns. Also, the fund hereby designates $1.0290 per share as a long-term capital gain distribution per share paid on December 29, 2008 and also designates $.0068 per share as a long-term capital gain distribution paid on March 30, 2009.

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited)

42

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member Dr. Paul A. Marks, Emeritus Board Member

44

OFFICERS OF THE FUND (Unaudited)

The Fund 45

OFFICERS OF THE FUND (Unaudited) (continued)

46

NOTES

For More Information

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $123,600 in 2008 and $126, 072 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $34,815 in 2008 and $20,680 in 2009. These services consisted of (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h) and (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant s investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ( Service Affiliates ), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2008 and $-0- in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ( Tax Services ) were $33,264 in 2008 and $18,493 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2008 and $-0- in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $-0- in 2008 and $-0- in 2009.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $-0- in 2008 and $-0- in 2009.

Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant s Audit Committee has established policies and procedures (the Policy ) for pre-approval (within specified fee limits) of the Auditor s engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor s independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $7,879,835 in 2008 and $25,383,429 in 2009.

Auditor Independence. The Registrant s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor s independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(b)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11. Controls and Procedures.

(a) The Registrant s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	December 23, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)